UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04417

Shelton Funds
(Exact name of registrant as specified in charter)

1875 Lawrence Street, Suite 300, Denver, CO 80202
(Address of principal executive offices) (Zip code)

Stephen C. Rogers 1875 Lawrence Street, Suite 300 Denver, CO 80202
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 955-9988

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

ITEM 1. REPORTS TO STOCKHOLDERS

 (a)

SEMI-ANNUAL REPORT

February 28, 2023

Green California Tax-Free Income Fund
U.S. Government Securities Fund
The United States Treasury Trust
S&P 500 Index Fund
S&P MidCap Index Fund
S&P SmallCap Index Fund
Shelton Equity Income Fund
Nasdaq-100 Index Fund
Shelton Sustainable Equity Fund

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund, which is designated a Money Market Fund, will be able to maintain a stable net asset value of $1.00 per share.

Table of Contents	February 28, 2023

About Your Fund’s Expenses (Unaudited) February 28, 2023

Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds do not charge any sales charges. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period*	Net Annual Expense Ratio
Green California Tax-Free Income Fund
Investor Shares
Based on Actual Fund Return	$1,000	$1,003	$3.71	0.75%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.74	0.75%
U.S. Government Securities Fund
Investor Shares
Based on Actual Fund Return	$1,000	$ 980	$3.56	0.73%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.64	0.73%
K Shares
Based on Actual Fund Return	$1,000	$ 977	$6.03	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.16	1.24%
The United States Treasury Trust
Investor Shares
Based on Actual Fund Return	$1,000	$1,014	$3.22	0.65%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$3.24	0.65%
S&P 500 Index Fund
Investor Shares
Based on Actual Fund Return	$1,000	$1,012	$2.11	0.43%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$2.12	0.43%
K Shares
Based on Actual Fund Return	$1,000	$1,075	$4.77	0.93%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$4.65	0.93%
S&P MidCap Index Fund
Investor Shares
Based on Actual Fund Return	$1,000	$1,079	$3.12	0.61%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$3.03	0.61%
K Shares
Based on Actual Fund Return	$1,000	$1,028	$5.58	1.12%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.56	1.12%
S&P SmallCap Index Fund
Investor Shares
Based on Actual Fund Return	$1,000	$1,061	$3.92	0.77%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.84	0.77%
K Shares
Based on Actual Fund Return	$1,000	$ 982	$6.24	1.28%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.36	1.28%

*Expenses are equal to the Fund’s Net Annual Expense Ratio, as noted in the above table, multiplied by the average account value over the period, multiplied by 180 days in most recent fiscal half-year/365.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period**	Net Annual Expense Ratio
Shelton Equity Income Fund
Investor Shares
Based on Actual Fund Return	$1,000	$1,031	$3.55	0.71%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$3.54	0.71%
K Shares
Based on Actual Fund Return	$1,000	$1,059	$6.18	1.22%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.06	1.22%
Nasdaq-100 Index Fund
Investor Shares
Based on Actual Fund Return	$1,000	$ 984	$2.48	0.51%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$2.53	0.51%
K Shares
Based on Actual Fund Return	$1,000	$ 984	$4.56	0.93%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$4.65	0.93%
Institutional Shares
Based on Actual Fund Return	$1,000	$ 984	$1.29	0.26%
Based on Hypothetical 5% Return before expenses	$1,000	$1,024	$1.32	0.26%
Shelton Sustainable Equity Fund
Investor Shares
Based on Actual Fund Return	$1,000	$1,000	$6.10	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.16	1.24%
Institutional Shares#
Based on Actual Fund Return	$1,000	$1,092	$4.08	0.79%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.94	0.79%

*Expenses are equal to the Fund’s Net Annual Expense Ratio, as noted in the above table, multiplied by the average account value over the period, multiplied by 180 days in most recent fiscal half-year/365.

#Class commenced operations on October 10, 2022.

**Expenses are equal to the Fund’s Net Annual Expense Ratio, as noted in the above table, multiplied by the average account value over the period, multiplied by 180 days in most recent fiscal half-year/365.

About Your Fund’s Expenses (Unaudited) February 28, 2023 (Continued)

Top Holdings and Sector Breakdowns (Unaudited)February 28, 2023

Green California Tax-Free Income Fund

Security		Description	Market Value	Percentage of Total Investment
1	William S Hart Union High School District	General Obligation Bonds; 2001 2005 Election, Series B	$2,874,770	6.3%
2	Los Rios Community College District	General Obligation Bonds; 2008 Election, Series B	$2,517,897	5.5%
3	San Francisco Bay Area Rapid Transit District	San Francisco BART District GO Bonds (Election of 2004) 2017 Refunding Series E (Green Bonds)	$2,496,647	5.5%
4	East Bay Municipal Utility District Water System Revenue	Water System Revenue Bonds; 2015 Series B	$2,151,448	4.7%
5	Santa Maria Joint Union High School District	General Obligation Bonds; Election of 2004, Series 2005	$2,033,460	4.5%
6	San Mateo Foster City Public Financing Authority	City of San Mateo Wastewater Revenue Bonds 2019	$1,941,482	4.3%
7	Milpitas Unified School District	General Obligation Bonds; 2018 Election, Series B	$1,896,671	4.2%
8	California Health Facilities Financing Authority	City of San Mateo Wastewater Revenue Bonds 2019	$1,871,163	4.1%
9	Foothill-De Anza Community College District	General Obligation Bonds; Election of 1999, Series C	$1,744,234	3.8%
10	California Educational Facilities Authority	California Educational Facilities Authority Revenue Bonds, Series V-2	$1,734,674	3.8%

U.S. Government Securities Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note/Bond	08/15/2027	$2,757,773	18.4%
2	United States Treasury Note/Bond	08/15/2023	1,680,448	11.2%
3	United States Treasury Note/Bond	02/29/2024	1,262,229	8.4%
4	United States Treasury Note/Bond	11/15/2028	1,137,422	7.6%
5	United States Treasury Note/Bond	05/15/2025	1,135,313	7.6%
6	United States Treasury Note/Bond	05/15/2041	910,406	6.1%
7	United States Treasury Note/Bond	02/15/2026	833,375	5.6%
8	United States Treasury Note/Bond	07/31/2026	792,967	5.3%
9	United States Treasury Note/Bond	02/15/2025	758,359	5.1%
10	United States Treasury Note/Bond	04/30/2026	751,859	5.0%

The United States Treasury Trust

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	05/25/2023	$2,374,774	10.3%
2	United States Treasury Bill	05/23/2023	2,275,875	9.8%
3	United States Treasury Bill	03/09/2023	1,998,040	8.6%
4	United States Treasury Bill	05/11/2023	1,981,601	8.6%
5	United States Treasury Bill	05/04/2023	1,686,309	7.3%
6	United States Treasury Bill	03/07/2023	1,498,958	6.5%
7	United States Treasury Bill	03/23/2023	1,496,144	6.5%
8	United States Treasury Bill	04/13/2023	1,491,874	6.4%
9	United States Treasury Bill	04/25/2023	1,489,363	6.4%
10	United States Treasury Bill	05/30/2023	1,482,510	6.4%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)February 28, 2023

S&P 500 Index Fund

Security		Market Value	Percentage of Total Investment

25.0%
20.0%
15.0%
10.0%
5.0%
0.0%
2.3%
11.5%
9.6%
21.6%
4.8%
15.6%
8.3%
23.2%
0.4%
2.7%
Basic Materials
Communications
Consumer, Cyclical
Consumer, Non-cyclical
Energy
Financial
Industrial
Information Technology
US Treasury Bills
Utilities

1	Apple Inc	$13,690,851	6.3%
2	Microsoft Corp	11,547,897	5.3%
3	Amazon.com Inc	5,184,912	2.4%
4	NVIDIA Corp	3,590,354	1.6%
5	Tesla Inc	3,429,186	1.6%
6	Berkshire Hathaway Inc	3,414,964	1.6%
7	Alphabet Inc - Class A	3,340,956	1.5%
8	Alphabet Inc - Class C	2,969,516	1.4%
9	Exxon Mobil Corp	2,811,278	1.3%
10	UnitedHealth Group Inc	2,761,880	1.3%

S&P MidCap Index Fund

Security		Market Value	Percentage of Total Investment

25.0%
20.0%
15.0%
10.0%
5.0%
0.0%
5.2%
2.5%
15.2%
15.6%
3.8%
22.9%
21.6%
8.3%
1.3%
3.6%
Basic Materials
Communications
Consumer, Cyclical
Consumer, Non-cyclical
Energy
Financial
Information Technology
Industrial
US Treasury Bills
Utilities

1	Fair Isaac Corp	$858,253	0.8%
2	Reliance Steel & Aluminum Co	738,068	0.7%
3	Axon Enterprise Inc	692,472	0.6%
4	Hubbell Inc	691,232	0.6%
5	Carlisle Cos Inc	683,767	0.6%
6	First Horizon Corp	680,630	0.6%
7	Builders FirstSource Inc	633,222	0.6%
8	AECOM	617,560	0.5%
9	Graco Inc	602,216	0.5%
10	Lattice Semiconductor Corp	597,354	0.5%

S&P SmallCap Index Fund

Security		Market Value	Percentage of Total Investment
1	Applied Industrial Technologies Inc	$324,435	0.6%
2	SPS Commerce Inc	319,658	0.6%
3	ATI Inc	315,200	0.6%
4	Exponent Inc	306,848	0.5%
5	Comfort Systems USA Inc	306,297	0.5%
6	The Ensign Group Inc	295,821	0.5%
7	Asbury Automotive Group Inc	295,684	0.5%
8	Rambus Inc	279,976	0.5%
9	Academy Sports & Outdoors Inc	277,768	0.5%
10	Fabrinet	262,508	0.5%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)February 28, 2023

Shelton Equity Income Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$9,699,578	2.5%
3	UnitedHealth Group Inc	9,613,988	2.5%
4	Microsoft Corp	9,203,598	2.4%
5	Costco Wholesale Corp	9,005,748	2.3%
6	Lockheed Martin Corp	7,920,142	2.0%
7	Johnson & Johnson	7,816,260	2.0%
8	Eli Lilly & Co	7,593,768	1.9%
9	The Procter & Gamble Co	7,221,900	1.9%
10	The Charles Schwab Corp	7,051,760	1.8%
11	Amazon.com Inc	6,859,944	1.8%

Nasdaq-100 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$114,682,179	11.6%
2	Microsoft Corp	112,582,701	11.4%
3	Amazon.com Inc	58,450,963	5.9%
4	NVIDIA Corp	45,049,952	4.6%
5	Tesla Inc	39,496,937	4.0%
6	Alphabet Inc - Class C	33,415,786	3.4%
7	Alphabet Inc - Class A	33,337,240	3.4%
8	Meta Platforms Inc	31,088,587	3.1%
9	Broadcom Inc	18,985,188	1.9%
10	PepsiCo Inc	18,858,373	1.9%

Shelton Sustainable Equity Fund

Security		Market Value	Percentage of Total Investment

50.0%
40.0%
30.0%
20.0%
10.0%
0.0%
0.0%
0.3%
7.4%
15.8%
15.4%
7.4%
46.4%
0.0%
7.3%
Basic Materials
Communications
Consumer, Cyclical
Consumer, Non-cyclical
Energy
Financial
Industrial
Information Technology
Utilities

1	Valmont Industries Inc	$13,645,190	6.9%
2	First Solar Inc	13,078,243	6.6%
3	Tesla Inc	13,072,871	6.6%
4	Xylem Inc	12,318,000	6.2%
5	Deere & Co	12,157,960	6.2%
6	The Timken Co	11,535,750	5.8%
7	AECOM	10,795,000	5.5%
8	Darling Ingredients Inc	10,439,550	5.3%
9	Brookfield Renewable Corp	10,212,595	5.2%
10	Bunge Ltd	10,027,500	5.1%

See accompanying notes to financial statements.

Green California Tax-Free Income FundPortfolio of Investments (Unaudited) (Continued) 2/28/23

Green California Tax-Free Income FundPortfolio of Investments (Unaudited) 2/28/23

Security Description	Par Value	Value

Municipal Bonds (92.55%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE BONDS
California Educational Facilities Authority, 5.000%, 04/01/2051	$1,500,000	$1,734,674
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
California Health Facilities Financing Authority, 5.000%, 11/01/2027	1,700,000	1,871,163
CALIFORNIA HOUSING FINANCE
California Housing Finance Agency, 4.000%, 03/20/2033	356,074	351,723
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank, 5.000%, 10/01/2033	1,200,000	1,285,148
CALIFORNIA MUNICIPAL FINANCE AUTHORITY
California Municipal Finance Authority, 5.000%, 05/15/2038	800,000	817,448
California Municipal Finance Authority, 5.000%, 10/01/2044	480,000	507,212
CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
City of Los Angeles CA Wastewater System Revenue, 5.250%, 06/01/2047	1,500,000	1,592,493
City of Los Angeles CA Wastewater System Revenue, 5.000%, 06/01/2044	500,000	515,056
CITY OF ROSEVILLE CA ELECTRIC SYSTEM REVENUE
City of Roseville CA Electric System Revenue, 5.000%, 02/01/2025	750,000	755,834
CITY OF SAN FRANCISCO CA PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue, 5.000%, 11/01/2034	1,000,000	1,097,785
EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2026	2,050,000	2,151,448
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2032	150,000	165,270
EAST SIDE UNION HIGH SCHOOL DISTRICT
East Side Union High School District, 5.250%, 09/01/2023	975,000	985,195
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Foothill-De Anza Community College District, 0.000%, 08/01/2027	2,000,000	1,744,234
LA MIRADA REDEVELOPMENT AGENCY SUCCESSOR AGENCY
La Mirada Redevelopment Agency Successor Agency, 5.000%, 08/15/2023	1,000,000	1,007,623
LOS ANGELES COMMUNITY COLLEGE DISTRICT
Los Angeles Community College District, 5.000%, 08/01/2028	865,000	889,238
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 4.000%, 07/01/2028	500,000	514,863
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.000%, 07/01/2023	1,500,000	1,509,685
LOS RIOS COMMUNITY COLLEGE DISTRICT
Los Rios Community College District, 5.000%, 08/01/2032	2,500,000	2,517,897
MILPITAS UNIFIED SCHOOL DISTRICT
Milpitas Unified School District/CA, 3.000%, 08/01/2034	2,000,000	1,896,671
MOUNT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
Mount San Antonio Community College District, 5.000%, 08/01/2034	345,000	347,755
PENINSULA CORRIDOR JOINT POWERS TAX REVENUE BONDS
Peninsula Corridor Joint Powers Board, 5.000%, 06/01/2036	200,000	228,022
PORT OF LOS ANGELES
Port of Los Angeles, 4.000%, 08/01/2023	290,000	291,146
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Sacramento Municipal Utility District, 5.250%, 07/01/2024	525,000	534,940
SAN DIEGO COMMUNITY COLLEGE DISTRICT
San Diego Community College District, 5.000%, 08/01/2027	1,175,000	1,184,383
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco Bay Area Rapid Transit District, 4.000%, 08/01/2034	645,000	672,228
San Francisco Bay Area Rapid Transit District, 5.000%, 08/01/2036	2,300,000	2,496,647
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION POWER REVENUE
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2030	680,000	714,255
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2036	1,170,000	1,221,229
SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
San Mateo Foster City Public Financing Authority, 4.000%, 08/01/2044	2,000,000	1,941,482

See accompanying notes to financial statements.

Green California Tax-Free Income FundPortfolio of Investments (Unaudited) (Continued) 2/28/23

Security Description	Par Value	Value
SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
Santa Clara Valley Transportation Authority, 5.000%, 04/01/2034	$1,000,000	$1,040,468
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Santa Maria Joint Union High School District, 0.000%, 08/01/2029	2,500,000	2,033,460
STATE OF CALIFORNIA
State of California, 3.000%, 10/01/2028	900,000	897,947
TURLOCK IRRIGATION DISTRICT
Turlock Irrigation District, 5.000%, 01/01/2036	300,000	334,362
UNIVERSITY OF CALIFORNIA
University of California, 5.000%, 05/15/2029	925,000	948,856
WALNUT VALLEY UNIFIED SCHOOL DISTRICT
Walnut Valley Unified School District, 5.000%, 08/01/2036	835,000	963,601
WILLIAM S HART UNION HIGH SCHOOL DISTRICT
William S Hart Union High School District, 0.000%, 09/01/2029	3,595,000	2,874,766

Total Municipal Bonds (Cost $43,368,384)		42,636,207

Variable Rate Demand Notes* (6.57%)
California Community Choice Financing Authority, 5.000%, 07/01/2053*,**,***	500,000	525,747
Los Angeles Department of Water & Power Water System Revenue, 0.800%, 07/01/2045*,**,***	900,000	900,000
Orange County Water District, 1.700%, 08/01/2042*,**,***	1,500,000	1,500,000
Santa Clara Valley Transportation Authority, 0.900%, 04/01/2036*,**,***	100,000	100,000
Total Variable Rate Demand Notes (Cost $3,031,186)		3,025,747

Total Investments (Cost $46,399,570) (99.12%)		$45,661,954
Other Net Assets (0.88%)		404,267
Net Assets (100.00%)		$46,066,221

*Stated maturity reflects next reset date.

**In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

***Rate Effective as of February 28, 2023

U.S. Government Securities FundPortfolio of Investments (Unaudited) 2/28/23

Security Description	Par Value	Value

Government National Mortgage Association (1.99%)
3.500%, 11/20/2044	$103,005	$96,334
5.000%, 03/15/2038	80,992	81,238
5.500%, 01/15/2025	6,809	6,804
5.500%, 04/15/2036	56,548	56,509
6.000%, 01/15/2026	37,624	38,957
6.000%, 06/15/2038	23,346	24,184
Total Government National Mortgage Association (Cost $311,288)		304,026

United States Treasury Bonds (11.97%)
5.000%, 05/15/2037	500,000	558,594
6.000%, 02/15/2026	800,000	833,375
6.375%, 08/15/2027	400,000	433,766
Total United States Treasury Bonds (Cost $1,955,958)		1,825,735

United States Treasury Notes (65.13%)
2.000%, 02/15/2025	800,000	758,359
2.125%, 02/29/2024	1,300,000	1,262,229
2.125%, 05/15/2025	1,200,000	1,135,313
2.250%, 08/15/2027	3,000,000	2,757,773
2.375%, 04/30/2026	800,000	751,859

See accompanying notes to financial statements.

U.S. Government Securities FundPortfolio of Investments (Unaudited) (Continued) 2/28/23

Security Description	Par Value	Value
2.375%, 05/15/2029	$500,000	$452,422
2.500%, 08/15/2023	1,700,000	1,680,448
3.125%, 11/15/2028	1,200,000	1,137,422
Total United States Treasury Notes (Cost $10,645,156)		9,935,825

United States Treasury Bills (18.96%)
0.375%, 08/15/2024	500,000	467,422
0.625%, 07/31/2026	900,000	792,967
2.000%, 11/15/2041	1,000,000	721,367
2.250%, 05/15/2041	1,200,000	910,406
Total United States Treasury Bills (Cost $3,085,444)		2,892,162

Total Investments (Cost $15,997,846) (98.05%)		$14,957,748
Other Net Assets (1.95%)		297,707
Net Assets (100.00%)		$15,255,455

The United States Treasury TrustPortfolio of Investments (Unaudited) 2/28/23

Security Description	Par Value	Value

United States Treasury Bills, DN(a) (98.17%)
03/02/2023	$1,100,000	$1,099,867
03/07/2023	1,500,000	1,498,958
03/09/2023	2,000,000	1,998,040
03/14/2023	1,200,000	1,198,074
03/23/2023	1,500,000	1,496,144
04/06/2023	1,400,000	1,393,793
04/13/2023	1,500,000	1,491,874
04/25/2023	1,500,000	1,489,363
05/02/2023	900,000	892,933
05/04/2023	1,700,000	1,686,309
05/11/2023	2,000,000	1,981,601
05/23/2023	2,300,000	2,275,875
05/25/2023	2,400,000	2,374,774
05/30/2023	1,500,000	1,482,510
06/29/2023	800,000	787,730
Total United States Treasury Bills, DN (Cost $23,147,844)		23,147,844

Total Investments (Cost $23,147,844) (98.17%)		$23,147,844
Other Net Assets (1.83%)		432,374
Net Assets (100.00%)		$23,580,219

(a)Discount Note. Yield to maturity is between 4.43% - 4.84%.

S&P 500 Index FundPortfolio of Investments (Unaudited) 2/28/23

Security Description	Shares	Value

Common Stock (99.44%)

Basic Materials (2.26%)
Air Products and Chemicals Inc	1,404	$401,516
Albemarle Corp	729	185,392
Celanese Corp	763	88,683
CF Industries Holdings Inc	1,316	113,031
Dow Inc	4,596	262,891

Security Description	Shares	Value
DuPont de Nemours Inc#	3,319	$242,387
Eastman Chemical Co	893	76,084
Ecolab Inc	1,564	249,255
FMC Corp	795	102,674
Freeport-McMoRan Inc	9,035	370,164
International Flavors & Fragrances Inc	1,613	150,332
International Paper Co	2,339	85,116
Linde PLC	3,070	1,069,496

Security Description	Shares	Value
LyondellBasell Industries NV	1,667	$160,015
The Mosaic Co	2,068	109,997
Newmont Corp	5,010	218,486
Nucor Corp	1,595	267,067
PPG Industries Inc	1,558	205,749
The Sherwin-Williams Co	1,539	340,658
Total Basic Materials		4,698,993

S&P 500 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/23

See accompanying notes to financial statements.

S&P 500 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/23

Security Description	Shares	Value
Communications (11.45%)
Alphabet Inc - Class A*	37,097	$3,340,956
Alphabet Inc - Class C*	32,885	2,969,516
Amazon.com Inc*,(a)	55,024	5,184,912
Arista Networks Inc*	1,464	203,057
AT&T Inc	45,311	856,831
Booking Holdings Inc*	240	605,760
CDW Corp#	853	172,664
Charter Communications Inc*	668	245,563
Cisco Systems Inc	25,501	1,234,758
Comcast Corp	26,793	995,896
Corning Inc#	4,990	169,411
DISH Network Corp*	1,784	20,355
eBay Inc	3,534	162,211
Etsy Inc*	797	96,764
Expedia Group Inc*	887	96,656
F5 Inc*	424	60,624
FactSet Research Systems Inc	239	99,077
Fox Corp	913	29,444
Gen Digital Inc	4,015	78,333
The Interpublic Group of Cos Inc	2,667	94,785
Juniper Networks Inc	2,302	70,856
Lumen Technologies Inc#	6,449	21,927
Match Group Inc*	1,756	72,734
Meta Platforms Inc*,(a)	13,966	2,443,212
Motorola Solutions Inc	1,074	282,258
Netflix Inc*	2,808	904,541
News Corp - Class A	2,672	45,825
News Corp - Class B	910	15,707
Omnicom Group Inc	1,397	126,526
Paramount Global	3,816	81,739
T-Mobile US Inc*	3,719	528,767
VeriSign Inc*	617	121,444
Verizon Communications Inc#	26,273	1,019,655
The Walt Disney Co*	11,340	1,129,577
Warner Bros Discovery Inc*,#	13,955	217,977
Total Communications		23,800,318

Consumer, Cyclical (9.55%)
Advance Auto Parts Inc	415	60,158
Alaska Air Group Inc*	808	38,647
American Airlines Group Inc*	3,057	48,851
Aptiv PLC*	1,715	199,420
AutoZone Inc*	27	67,137
Bath & Body Works Inc	1,525	62,327
Best Buy Co Inc#	1,278	106,215
BorgWarner Inc#	1,412	70,995
Caesars Entertainment Inc*	945	47,968
CarMax Inc*	1,034	71,387
Carnival Corp*	5,174	54,948
Chipotle Mexican Grill Inc*	172	256,466
Copart Inc*	2,814	198,274
Costco Wholesale Corp	2,748	1,330,527

Security Description	Shares	Value
Cummins Inc	904	$219,744
Darden Restaurants Inc	850	121,542
Delta Air Lines Inc*	4,086	156,657
Dollar General Corp	1,444	312,337
Dollar Tree Inc*,#	1,421	206,443
Domino’s Pizza Inc#	233	68,504
DR Horton Inc#	2,022	186,995
Fastenal Co	3,749	193,298
Ford Motor Co	24,832	299,722
General Motors Co	9,176	355,478
Genuine Parts Co	908	160,589
Hilton Worldwide Holdings Inc#	1,779	257,083
The Home Depot Inc	6,358	1,885,401
Las Vegas Sands Corp*	2,145	123,273
Lennar Corp	1,632	157,880
LKQ Corp	1,642	94,070
Lowe’s Cos Inc	3,855	793,166
Marriott International Inc	1,737	293,970
McDonald’s Corp	4,549	1,200,527
MGM Resorts International	2,232	95,998
Newell Brands Inc	2,691	39,531
NIKE Inc	7,836	930,838
Norwegian Cruise Line Holdings Ltd*,#	1,599	23,697
NVR Inc*	21	108,646
O’Reilly Automotive Inc*	388	322,079
PACCAR Inc	3,393	244,975
Pool Corp#	269	95,995
PulteGroup Inc	1,500	82,005
Ralph Lauren Corp	314	37,112
Ross Stores Inc	2,209	244,183
Royal Caribbean Cruises Ltd*,#	1,236	87,311
Southwest Airlines Co	3,416	114,709
Starbucks Corp	7,240	739,132
Tapestry Inc#	1,811	78,797
Target Corp	2,919	491,852
Tesla Inc*	16,670	3,429,186
The TJX Cos Inc	7,414	567,912
Tractor Supply Co	706	164,682
Ulta Beauty Inc*	329	170,685
United Airlines Holdings Inc*	1,732	89,995
VF Corp	2,109	52,345
Walgreens Boots Alliance Inc	4,694	166,778
Walmart Inc	8,832	1,255,292
Whirlpool Corp	354	48,845
WW Grainger Inc#	277	185,155
Wynn Resorts Ltd*	526	57,003
Yum! Brands Inc	1,794	228,125
Total Consumer, Cyclical		19,852,862

Consumer, Non-Cyclical (21.57%)
Abbott Laboratories	10,829	1,101,526
AbbVie Inc	11,112	1,710,137
Align Technology Inc*	473	146,394
Altria Group Inc	11,430	530,695

Security Description	Shares	Value
AmerisourceBergen Corp	952	$148,093
Amgen Inc	3,372	781,158
Archer-Daniels-Midland Co	3,634	289,266
Automatic Data Processing Inc	2,637	579,665
Avery Dennison Corp#	514	93,646
Baxter International Inc	3,172	126,721
Becton Dickinson and Co	1,799	421,955
Biogen Inc*	924	249,351
Bio-Rad Laboratories Inc*	147	70,242
Bio-Techne Corp	984	71,478
Boston Scientific Corp*	9,036	422,162
Bristol-Myers Squibb Co	13,441	926,891
Brown-Forman Corp	1,153	74,795
Campbell Soup Co	1,162	61,028
Cardinal Health Inc	1,714	129,767
Catalent Inc*	1,096	74,769
Centene Corp*	3,700	253,080
Charles River Laboratories International Inc*	322	70,627
Church & Dwight Co Inc	1,558	130,529
The Cigna Group	1,913	558,787
Cintas Corp	549	240,720
The Clorox Co#	779	121,088
The Coca-Cola Co	24,173	1,438,535
Colgate-Palmolive Co	5,290	387,757
Conagra Brands Inc	3,029	110,286
Constellation Brands Inc#	1,027	229,740
Corteva Inc	4,568	284,541
CoStar Group Inc*	2,529	178,699
CVS Health Corp	8,246	688,871
Danaher Corp	4,032	998,041
DaVita Inc*	482	39,649
DENTSPLY SIRONA Inc#	1,160	44,161
Dexcom Inc*	2,508	278,413
Edwards Lifesciences Corp*	3,955	318,140
Elevance Health Inc	1,522	714,838
Eli Lilly & Co	4,898	1,524,356
Equifax Inc	794	160,809
The Estee Lauder Cos Inc	1,489	361,901
FleetCor Technologies Inc*	488	104,818
Gartner Inc*	508	166,527
GE HealthCare Technologies Inc*	2,309	175,484
General Mills Inc	3,801	302,218
Gilead Sciences Inc	7,918	637,637
Global Payments Inc#	1,777	199,379
HCA Healthcare Inc	1,316	320,380
Henry Schein Inc*	871	68,208
The Hershey Co	941	224,259
Hologic Inc*,#	1,678	133,636
Hormel Foods Corp#	1,912	84,855
Humana Inc	798	395,026
IDEXX Laboratories Inc*	539	255,076
Illumina Inc*	953	189,838
Incyte Corp*	1,229	94,608
Intuitive Surgical Inc*	2,194	503,282
IQVIA Holdings Inc*	1,146	238,907

S&P 500 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/23

See accompanying notes to financial statements.

Security Description	Shares	Value
Comerica Inc	908	$63,651
Crown Castle Inc	2,725	356,294
Digital Realty Trust Inc	1,797	187,301
Discover Financial Services	1,773	198,576
Equinix Inc	581	399,885
Equity Residential	2,236	139,795
Essex Property Trust Inc	425	96,926
Everest Re Group Ltd	280	107,512
Extra Space Storage Inc	844	138,965
Federal Realty Investment Trust	449	47,944
Fifth Third Bancorp	4,528	164,366
First Republic Bank	1,159	142,569
Franklin Resources Inc	1,991	58,675
Globe Life Inc	628	76,421
The Goldman Sachs Group Inc	2,139	752,179
The Hartford Financial Services Group Inc	2,076	162,509
Healthpeak Properties Inc	3,020	72,661
Host Hotels & Resorts Inc	4,539	76,255
Huntington Bancshares Inc	7,104	108,833
Intercontinental Exchange Inc	3,524	358,743
Invesco Ltd	2,486	43,903
Iron Mountain Inc	1,369	72,215
JPMorgan Chase & Co	18,217	2,611,407
KeyCorp#	6,069	111,002
Kimco Realty Corp	2,994	61,706
Lincoln National Corp	1,186	37,620
M&T Bank Corp#	1,177	182,776
Marsh & McLennan Cos Inc	3,158	512,038
Mastercard Inc	5,272	1,873,089
MetLife Inc	4,363	312,958
Mid-America Apartment Communities Inc	732	117,193
Morgan Stanley	8,399	810,504
Nasdaq Inc	2,247	125,967
Northern Trust Corp	1,359	129,472
The PNC Financial Services Group Inc	2,611	412,329
Principal Financial Group Inc#	1,584	141,863
The Progressive Corp	3,713	532,890
Prologis Inc	5,883	725,962
Prudential Financial Inc	2,454	245,400
Public Storage	964	288,188
Raymond James Financial Inc	1,273	138,070
Realty Income Corp	3,496	223,569
Regency Centers Corp	1,109	69,756
Regions Financial Corp#	6,273	146,286
SBA Communications Corp	680	176,358
Signature Bank#	386	44,409
Simon Property Group Inc	2,085	254,558
State Street Corp#	2,304	204,319
SVB Financial Group*	354	101,991
Synchrony Financial#	3,166	113,058
T Rowe Price Group Inc#	1,478	165,950

Security Description	Shares	Value
Energy (4.83%)
APA Corp	2,135	$81,941
Baker Hughes Co	5,905	180,693
Chevron Corp	11,048	1,776,187
ConocoPhillips	7,739	799,826
Coterra Energy Inc	5,087	127,022
Devon Energy Corp#	3,875	208,940
Diamondback Energy Inc	1,031	144,938
Enphase Energy Inc*	825	173,687
EOG Resources Inc#	3,697	417,835
Exxon Mobil Corp	25,578	2,811,278
Halliburton Co	5,694	206,294
Hess Corp	1,743	234,782
Kinder Morgan Inc	12,716	216,935
Marathon Oil Corp	4,467	112,345
Marathon Petroleum Corp	2,910	359,676
Occidental Petroleum Corp	4,673	273,651
ONEOK Inc	2,916	190,852
Phillips 66	2,852	292,501
Pioneer Natural Resources Co	1,420	284,582
Schlumberger NV	9,092	483,785
SolarEdge Technologies Inc*,#	334	106,185
Valero Energy Corp#	2,398	315,889
The Williams Cos Inc	7,926	238,573
Total Energy		10,038,397

Financial (15.63%)
Aflac Inc#	3,741	254,949
Alexandria Real Estate Equities Inc	937	140,344
The Allstate Corp	1,736	223,562
American Express Co	3,718	646,895
American International Group Inc	4,614	281,962
American Tower Corp	2,901	574,427
Ameriprise Financial Inc	661	226,637
Aon PLC	1,340	407,427
Arthur J Gallagher & Co	1,256	235,312
Assurant Inc	341	43,440
AvalonBay Communities Inc	882	152,163
Bank of America Corp	43,846	1,503,918
The Bank of New York Mellon Corp	4,700	239,136
Berkshire Hathaway Inc*,(a)	11,190	3,414,964
BlackRock Inc	908	626,002
Boston Properties Inc	925	60,569
Brown & Brown Inc	1,483	83,152
Camden Property Trust	649	74,479
Capital One Financial Corp	2,481	270,627
Cboe Global Markets Inc	706	89,076
CBRE Group Inc*	2,058	175,218
The Charles Schwab Corp	9,527	742,344
Chubb Ltd	2,581	544,643
Cincinnati Financial Corp#	941	113,579
Citigroup Inc	12,259	621,409
Citizens Financial Group Inc	2,789	116,469
CME Group Inc	2,279	422,435

Security Description	Shares	Value
The J M Smucker Co	745	$110,178
Johnson & Johnson	16,238	2,488,636
Kellogg Co	1,661	109,526
Keurig Dr Pepper Inc	4,656	160,865
Kimberly-Clark Corp	2,137	267,232
The Kraft Heinz Co	4,282	166,741
The Kroger Co#	4,315	186,149
Laboratory Corp of America Holdings	585	140,026
Lamb Weston Holdings Inc	955	96,111
MarketAxess Holdings Inc	260	88,777
McCormick & Co Inc#	1,581	117,500
McKesson Corp	917	320,776
Medtronic PLC	8,255	683,514
Merck & Co Inc	15,747	1,672,961
Moderna Inc*	2,052	284,838
Molina Healthcare Inc*	371	102,147
Molson Coors Beverage Co	1,200	63,828
Mondelez International Inc	8,737	569,478
Monster Beverage Corp*	2,413	245,547
Moody’s Corp	1,013	293,922
Organon & Co#	1,633	39,992
PayPal Holdings Inc*	7,282	535,955
PepsiCo Inc	8,556	1,484,723
PerkinElmer Inc	796	99,158
Pfizer Inc	34,863	1,414,392
Philip Morris International Inc	9,786	952,178
The Procter & Gamble Co	14,718	2,024,608
Quanta Services Inc	883	142,516
Quest Diagnostics Inc#	775	107,229
Regeneron Pharmaceuticals Inc*	673	511,763
ResMed Inc	946	201,498
Robert Half International Inc	808	65,141
Rollins Inc	693	24,394
S&P Global Inc	2,068	705,602
STERIS PLC#	603	113,382
Stryker Corp	2,135	561,249
Sysco Corp	3,216	239,817
Teleflex Inc	318	75,757
Thermo Fisher Scientific Inc	2,471	1,338,689
Tyson Foods Inc	1,921	113,800
United Rentals Inc	459	215,055
UnitedHealth Group Inc	5,803	2,761,880
Universal Health Services Inc	423	56,500
Verisk Analytics Inc	996	170,426
Vertex Pharmaceuticals Inc*	1,614	468,528
Viatris Inc	4,634	52,828
Waters Corp*	405	125,910
West Pharmaceutical Services Inc	474	150,272
Zimmer Biomet Holdings Inc	1,338	165,738
Zoetis Inc	3,007	502,169
Total Consumer, Non-Cyclical		44,827,346

S&P 500 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/23

See accompanying notes to financial statements.

Security Description	Shares	Value
Fiserv Inc*	3,670	$422,380
Fortinet Inc*	4,205	249,945
Hewlett Packard Enterprise Co	8,406	131,218
HP Inc#	5,707	168,471
Intel Corp	25,746	641,848
International Business Machines Corp	5,688	735,458
Intuit Inc	1,757	715,415
Jack Henry & Associates Inc	460	75,550
KLA Corp	880	333,854
Lam Research Corp	875	425,259
Leidos Holdings Inc	915	88,819
Microchip Technology Inc#	3,286	266,265
Micron Technology Inc#	6,762	390,979
Microsoft Corp(a)	46,299	11,547,897
Monolithic Power Systems Inc	267	129,305
MSCI Inc	510	266,297
NetApp Inc	1,421	91,726
NVIDIA Corp	15,465	3,590,354
NXP Semiconductors NV	1,526	272,360
ON Semiconductor Corp*,#	2,743	212,336
Oracle Corp#	9,527	832,660
Paychex Inc	2,089	230,626
Paycom Software Inc*	305	88,163
PTC Inc*	681	85,350
Qorvo Inc*	744	75,062
QUALCOMM Inc	7,070	873,357
Roper Technologies Inc	684	294,257
Salesforce Inc*	6,236	1,020,272
Seagate Technology Holdings PLC	1,368	88,318
ServiceNow Inc*	1,243	537,187
Skyworks Solutions Inc	1,059	118,153
Synopsys Inc*	962	349,937
Take-Two Interactive Software Inc*	778	85,230
Teradyne Inc	1,007	101,848
Texas Instruments Inc	5,636	966,292
Tyler Technologies Inc*	246	79,028
Western Digital Corp*	1,916	73,728
Zebra Technologies Corp*	348	104,487
Total Technology		48,076,249

Utilities (2.73%)
The AES Corp	4,344	107,210
Alliant Energy Corp	1,583	81,160
Ameren Corp	1,682	139,118
American Electric Power Co Inc	3,242	285,199
American Water Works Co Inc	1,183	166,070
Atmos Energy Corp	820	92,504
CenterPoint Energy Inc	2,979	82,876
CMS Energy Corp	1,870	110,274
Consolidated Edison Inc	2,227	198,982
Constellation Energy Corp	2,068	154,873
Dominion Energy Inc	5,130	285,331

Security Description	Shares	Value
Mettler-Toledo International Inc*	143	$205,021
Mohawk Industries Inc*	390	40,112
Nordson Corp	343	75,337
Norfolk Southern Corp	1,504	338,129
Northrop Grumman Corp	922	427,909
Old Dominion Freight Line Inc	595	201,860
Otis Worldwide Corp	2,659	225,005
Packaging Corp of America	651	89,005
Parker-Hannifin Corp	810	284,999
Pentair PLC	1,156	64,667
Raytheon Technologies Corp	9,130	895,562
Republic Services Inc	1,333	171,864
Rockwell Automation Inc#	758	223,557
Sealed Air Corp	922	44,828
Snap-on Inc#	354	88,033
Stanley Black & Decker Inc	953	81,586
TE Connectivity Ltd#	2,081	264,953
Teledyne Technologies Inc*,#	318	136,762
Textron Inc	1,451	105,241
Trane Technologies PLC	1,507	278,750
TransDigm Group Inc	326	242,502
Trimble Inc*	1,634	85,066
Union Pacific Corp	3,818	791,395
United Parcel Service Inc	4,621	843,286
Vulcan Materials Co	865	156,487
Waste Management Inc	2,319	347,293
Westinghouse Air Brake Technologies Corp	1,153	120,292
Westrock Co	1,715	53,851
Xylem Inc#	1,143	117,329
Total Industrial		17,234,927

Technology (23.13%)
Accenture PLC	3,983	1,057,686
Activision Blizzard Inc	4,465	340,456
Adobe Inc*	2,887	935,244
Advanced Micro Devices Inc*	10,230	803,873
Analog Devices Inc	3,303	606,001
ANSYS Inc*,#	560	170,022
Apple Inc(a)	92,876	13,690,844
Applied Materials Inc	5,343	620,589
Autodesk Inc*	1,396	277,371
Broadcom Inc	2,515	1,494,639
Broadridge Financial Solutions Inc	788	110,935
Cadence Design Systems Inc*,#	1,756	338,803
Ceridian HCM Holding Inc*	855	62,355
Cognizant Technology Solutions Corp#	3,335	208,871
DXC Technology Co*	1,730	47,990
Electronic Arts Inc	1,768	196,142
EPAM Systems Inc*	359	110,446
Fidelity National Information Services Inc	3,855	244,291

Security Description	Shares	Value
The Travelers Cos Inc#	1,514	$280,272
Truist Financial Corp	8,471	397,713
UDR Inc	1,770	75,827
US Bancorp	8,502	405,800
Ventas Inc	2,564	124,739
VICI Properties Inc	6,079	203,829
Visa Inc#	10,154	2,233,271
W R Berkley Corp	1,335	88,364
Wells Fargo & Co	23,929	1,119,159
Welltower Inc	2,792	206,943
Weyerhaeuser Co	4,832	151,000
Willis Towers Watson PLC	703	164,755
Zions Bancorp NA	1,054	53,353
Total Financial		32,487,029

Industrial (8.29%)
3M Co	3,484	375,366
A O Smith Corp#	942	61,823
Agilent Technologies Inc	1,952	277,125
Allegion plc	601	67,739
Amcor PLC	9,487	105,685
AMETEK Inc	1,502	212,623
Amphenol Corp	3,796	294,266
Ball Corp#	2,136	120,065
The Boeing Co*	3,466	698,572
Carrier Global Corp	5,321	239,605
Caterpillar Inc	3,232	774,226
CH Robinson Worldwide Inc#	835	83,467
CSX Corp	13,057	398,108
Deere & Co	1,705	714,804
Dover Corp	941	141,056
Eaton Corp PLC	2,529	442,398
Emerson Electric Co	3,793	313,719
Expeditors International of Washington Inc#	1,105	115,539
FedEx Corp	1,505	305,846
Fortive Corp	2,032	135,453
Generac Holdings Inc*	285	34,203
General Dynamics Corp	1,455	331,609
General Electric Co	6,927	586,786
Honeywell International Inc	4,175	799,429
Howmet Aerospace Inc	2,478	104,522
Huntington Ingalls Industries Inc	281	60,471
IDEX Corp#	523	117,665
Illinois Tool Works Inc	1,818	423,885
Ingersoll Rand Inc	2,562	148,775
Jacobs Solutions Inc	846	101,097
JB Hunt Transport Services Inc	529	95,638
Johnson Controls International plc	4,519	283,432
Keysight Technologies Inc*	1,144	182,994
L3Harris Technologies Inc	1,217	257,018
Lockheed Martin Corp	1,448	686,728
Martin Marietta Materials Inc	396	142,509

S&P 500 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/23

See accompanying notes to financial statements.

Security Description	Shares	Value

Common Stock (98.61%)

Basic Materials (5.18%)
Alcoa Corp	9,686	$474,033
Ashland Inc	2,550	259,539
Avient Corp	4,377	190,969
Cabot Corp	2,965	235,806
The Chemours Co	7,944	271,526
Cleveland-Cliffs Inc*	25,413	542,059
Commercial Metals Co	6,169	319,246
Ingevity Corp*	1,831	151,167
MP Materials Corp*	3,918	137,130
NewMarket Corp	355	121,943
Olin Corp	6,464	373,296
Reliance Steel & Aluminum Co(a)	2,978	738,063
Royal Gold Inc	3,331	395,689
RPM International Inc(a)	6,606	585,490
Sensient Technologies Corp	2,152	162,239
United States Steel Corp	12,147	372,063
Valvoline Inc	9,064	319,053
Westlake Corp	1,769	210,759
Total Basic Materials		5,860,070

Communications (2.54%)
Cable One Inc	244	168,509
Calix Inc*	2,919	149,307
Ciena Corp*	7,666	369,655

Security Description	Shares	Value
Frontier Communications Parent Inc*	11,416	$312,342
Iridium Communications Inc*	6,514	399,764
The New York Times Co	8,025	308,963
Nexstar Media Group Inc	1,913	355,627
TEGNA Inc	11,717	203,876
TripAdvisor Inc*	5,427	117,060
Viasat Inc*	3,475	110,366
World Wrestling Entertainment Inc	2,214	185,976
Ziff Davis Inc*	2,375	187,578
Total Communications		2,869,023

Consumer, Cyclical (15.20%)
Adient PLC*	4,855	207,406
AutoNation Inc*	1,735	236,845
BJ’s Wholesale Club Holdings Inc*	6,854	492,117
Boyd Gaming Corp	4,204	273,807
Brunswick Corp	3,808	332,895
Capri Holdings Ltd*	6,536	323,990
Carter’s Inc	1,936	145,955
Casey’s General Stores Inc	1,907	396,561
Choice Hotels International Inc	1,485	175,765
Churchill Downs Inc	1,698	417,334
Columbia Sportswear Co	1,749	152,513
Cracker Barrel Old Country Store Inc	1,166	127,047

Security Description	Shares	Value
Crocs Inc*	3,156	$384,117
Dana Inc	6,533	103,483
Deckers Outdoor Corp*	1,358	565,403
Dick’s Sporting Goods Inc	2,914	374,828
FirstCash Holdings Inc	1,904	168,028
Five Below Inc*	2,841	580,416
Foot Locker Inc	4,024	175,929
Fox Factory Holding Corp*	2,181	256,268
GameStop Corp*,#	12,308	236,683
The Gap Inc	11,312	147,169
Gentex Corp	12,040	343,742
The Goodyear Tire & Rubber Co*	13,550	153,928
Hanesbrands Inc	18,591	105,597
Harley-Davidson Inc	6,881	327,192
IAA Inc*	6,788	277,697
JetBlue Airways Corp*	16,855	139,897
KB Home	4,326	152,578
Kohl’s Corp	5,919	165,969
Lear Corp	3,046	425,374
Leggett & Platt Inc	6,728	232,049
Light & Wonder Inc*	4,830	302,406
Lithia Motors Inc	1,409	359,549
Macy’s Inc	13,812	282,594
Marriott Vacations Worldwide Corp	1,944	297,413
Mattel Inc*	18,495	332,725
MSC Industrial Direct Co Inc	2,396	202,510

Futures contracts at February 28, 2023:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-Mini	Notional Amount	Value	Unrealized Depreciation
5 / Mar 2023 / Long / CME	$1,028,663	$993,875	(34,788)

Security Description	Shares	Value
United States Treasury Bills (0.43%)
4.667%, 4/18/2023 (Cost $894,667)	900,000	$894,490

Collateral Received for Securities on Loan (5.06%)
Mount Vernon Liquid Assets Portfolio 7-Day Yield: 4.75% (Cost $10,521,639)		10,521,639

Total Investments (Cost $81,688,073) (104.93%)		$218,108,383
Liabilities in Excess of Other Assets (-4.93%)		(10,243,888)
Net Assets (100.00%)		$207,864,495

*Non-income producing security.

#Loaned security; a portion of this security is on loan at February 28, 2023.

(a)A portion of these securities, a total of $11,983,914, have been pledged or segregated in connection with obligations for futures contracts.

Security Description	Shares	Value
DTE Energy Co	1,258	$138,015
Duke Energy Corp	4,806	453,014
Edison International#	2,433	161,089
Entergy Corp	1,304	134,142
Evergy Inc	1,567	92,155
Eversource Energy	2,170	163,531
Exelon Corp	6,205	250,620
FirstEnergy Corp	3,716	146,931
NextEra Energy Inc	12,449	884,252
NRG Energy Inc	1,663	54,530
Pinnacle West Capital Corp	806	59,386
PPL Corp#	4,645	125,740
Public Service Enterprise Group Inc#	3,151	190,415
Sempra Energy#	1,939	290,772
The Southern Co#	6,719	423,700
WEC Energy Group Inc	2,060	182,640
Xcel Energy Inc	3,432	221,604
Total Utilities		5,676,133

Total Common Stock (Cost $70,271,767)		206,692,254

S&P MidCap Index FundPortfolio of Investments (Unaudited) 2/28/23

S&P MidCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/23

See accompanying notes to financial statements.

Security Description	Shares	Value
Murphy USA Inc	1,054	$268,865
Nordstrom Inc#	6,132	119,451
Ollie’s Bargain Outlet Holdings Inc*	3,186	183,322
Papa John’s International Inc	1,724	144,730
Penn Entertainment Inc*	8,119	247,873
Polaris Inc	2,866	326,008
PVH Corp	3,428	275,063
RH*	865	258,661
The Scotts Miracle-Gro Co	2,158	178,035
Skechers USA Inc*	6,811	303,158
Taylor Morrison Home Corp*	5,820	208,531
Tempur Sealy International Inc	8,677	370,855
Texas Roadhouse Inc	3,423	347,571
Thor Industries Inc	2,724	247,857
Toll Brothers Inc	5,475	328,172
Topgolf Callaway Brands Corp*	6,451	149,534
Travel + Leisure Co	4,125	173,044
Under Armour Inc - Class A*	4,953	49,183
Under Armour Inc - Class C*	5,322	46,834
Univar Solutions Inc*	8,541	296,800
Victoria’s Secret & Co*	3,564	141,277
Visteon Corp*	1,440	240,538
Watsco Inc	1,688	514,350
The Wendy’s Co	9,014	197,947
Williams-Sonoma Inc	3,385	422,854
Wingstop Inc	1,531	260,806
Wyndham Hotels & Resorts Inc	4,625	356,218
YETI Holdings Inc*	4,150	161,767
Total Consumer, Cyclical		17,195,083

Consumer, Non-Cyclical (15.56%)
Acadia Healthcare Co Inc*	4,932	357,619
Amedisys Inc*	1,661	152,729
Arrowhead Pharmaceuticals Inc*	5,525	178,458
ASGN Inc*	2,570	228,216
Avis Budget Group Inc*	1,262	277,211
Azenta Inc*	3,937	172,795
BellRing Brands Inc*	5,935	183,273
The Boston Beer Co Inc*	478	154,776
The Brink’s Co	2,467	160,972
Bruker Corp	5,158	355,489
Celsius Holdings Inc*	1,513	137,380
Chemed Corp	754	393,271
Coca-Cola Consolidated Inc	121	67,379
Coty Inc*	17,865	201,875
Darling Ingredients Inc*	8,212	519,573
Encompass Health Corp	5,064	286,217
Enovis Corp*	2,165	124,747
Envista Holdings Corp*	8,546	330,388
Euronet Worldwide Inc*	2,411	262,437
Exelixis Inc*	16,697	285,185

Security Description	Shares	Value
Flowers Foods Inc	9,880	$275,454
FTI Consulting Inc*	1,812	332,883
Globus Medical Inc*	3,944	230,093
Graham Holdings Co	198	124,079
Grand Canyon Education Inc*	1,556	176,279
Grocery Outlet Holding Corp*	4,492	121,509
GXO Logistics Inc*	5,224	258,954
H&R Block Inc	7,890	290,352
Haemonetics Corp*	2,627	204,302
Halozyme Therapeutics Inc*	6,862	329,307
HealthEquity Inc*	4,363	284,337
Helen of Troy Ltd*	1,277	143,905
ICU Medical Inc*	1,078	183,950
Inari Medical Inc*	1,706	95,980
Ingredion Inc	3,355	333,487
Insperity Inc	1,902	236,019
Integra LifeSciences Holdings Corp*	3,687	205,071
Jazz Pharmaceuticals PLC*	3,129	439,312
John Wiley & Sons Inc	2,306	102,594
Lancaster Colony Corp	1,051	201,771
Lantheus Holdings Inc*	3,520	260,339
LivaNova PLC*	2,820	133,442
ManpowerGroup Inc	2,649	224,847
Masimo Corp*	2,474	413,925
Medpace Holdings Inc*	1,285	249,136
Neogen Corp*	11,308	200,039
Neurocrine Biosciences Inc*	4,897	504,881
Omnicell Inc*	2,324	126,519
Option Care Health Inc*	7,340	225,118
Patterson Cos Inc	4,569	121,170
Paylocity Holding Corp*	2,089	402,362
Penumbra Inc*	1,871	486,441
Performance Food Group Co*	7,900	447,061
Perrigo Co PLC	7,087	267,109
Pilgrim’s Pride Corp*	2,700	63,153
Post Holdings Inc*	2,784	250,449
Progyny Inc*	3,648	137,019
QuidelOrtho Corp*	2,295	199,527
R1 RCM Inc*	7,094	100,735
Repligen Corp*	2,642	460,686
Service Corp International	7,805	527,072
Shockwave Medical Inc*	1,882	358,032
Sotera Health Co*	2,599	43,377
Sprouts Farmers Market Inc*	5,502	166,656
STAAR Surgical Co*	2,560	141,798
Syneos Health Inc*	5,484	220,566
Tandem Diabetes Care Inc*	3,340	119,772
Tenet Healthcare Corp*	5,708	334,089
United Therapeutics Corp*,(a)	2,313	569,091
WEX Inc*	2,262	436,136
Total Consumer, Non-Cyclical		17,590,175

Security Description	Shares	Value
Energy (3.80%)
Antero Midstream Corp	17,306	$182,405
Antero Resources Corp*	14,013	367,141
ChampionX Corp	10,391	317,653
CNX Resources Corp*	9,159	140,591
DT Midstream Inc	5,076	254,815
Equitrans Midstream Corp	20,127	121,366
HF Sinclair Corp	6,825	339,339
Matador Resources Co	5,862	315,317
Murphy Oil Corp	7,675	299,479
NOV Inc	20,114	440,094
PBF Energy Inc	5,800	253,518
PDC Energy Inc	4,676	313,806
Range Resources Corp	12,263	330,365
Southwestern Energy Co*	56,007	296,837
SunPower Corp*	4,397	66,043
Sunrun Inc*	10,914	262,373
Total Energy		4,301,142

Financial (22.78%)
Banks (6.84%)
Associated Banc-Corp	7,874	182,283
Bank of Hawaii Corp	2,030	151,966
Bank OZK	5,617	258,551
Cadence Bank	9,650	256,304
Cathay General Bancorp	3,810	163,525
Commerce Bancshares Inc	5,865	387,970
Cullen/Frost Bankers Inc	3,002	395,724
East West Bancorp Inc	7,216	549,931
First Financial Bankshares Inc	6,790	249,057
First Horizon Corp(a)	27,478	680,630
FNB Corp	17,881	255,162
Fulton Financial Corp	8,643	148,660
Glacier Bancorp Inc	5,299	251,067
Hancock Whitney Corp	4,389	215,588
Home BancShares Inc	8,489	204,585
International Bancshares Corp	2,788	135,302
Old National Bancorp	14,864	262,647
PacWest Bancorp	6,472	179,598
Pinnacle Financial Partners Inc	4,033	298,805
Prosperity Bancshares Inc	4,670	343,198
Synovus Financial Corp	7,444	311,234
Texas Capital Bancshares Inc*	2,554	169,151
UMB Financial Corp	2,226	201,809
Umpqua Holdings Corp	11,390	201,147
United Bankshares Inc	6,634	270,468
Valley National Bancorp	21,550	249,549
Webster Financial Corp	9,004	478,292
Wintrust Financial Corp	3,023	278,509
		7,730,712
Diversified Financial Service (2.56%)
Affiliated Managers Group Inc	1,911	304,633
Evercore Inc	1,844	241,896
Federated Hermes Inc	4,336	170,622

S&P MidCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/23

See accompanying notes to financial statements.

Security Description	Shares	Value
Graco Inc	8,660	$602,216
Greif Inc	1,407	99,967
Hexcel Corp	4,444	324,190
Hubbell Inc(a)	2,748	691,232
ITT Inc	4,197	381,465
Jabil Inc	6,833	567,344
Kennametal Inc	4,431	125,530
Kirby Corp*	3,067	222,450
Knight-Swift Transportation Holdings Inc	8,227	467,623
Landstar System Inc	1,865	337,173
Lennox International Inc	1,651	420,724
Lincoln Electric Holdings Inc	2,930	492,035
Littelfuse Inc	1,304	337,384
Louisiana-Pacific Corp	3,782	221,285
MasTec Inc*	3,003	293,453
MDU Resources Group Inc	10,687	340,381
Mercury Systems Inc*	2,953	154,560
The Middleby Corp*	2,759	428,997
MSA Safety Inc	1,931	259,430
National Instruments Corp	6,872	347,105
Novanta Inc*	1,873	293,892
nVent Electric PLC	8,525	390,786
Oshkosh Corp	3,318	295,932
Owens Corning	4,742	463,720
Regal Rexnord Corp	3,404	536,607
Ryder System Inc	2,550	249,671
Saia Inc*	1,342	363,508
Silgan Holdings Inc	4,332	231,329
Simpson Manufacturing Co Inc	2,135	230,281
Sonoco Products Co	4,993	294,887
Stericycle Inc*	4,720	225,050
TD SYNNEX Corp	2,202	212,537
Terex Corp	3,471	205,518
Tetra Tech Inc	2,730	373,710
The Timken Co	3,359	287,027
TopBuild Corp*	1,687	350,204
The Toro Co(a)	5,354	591,296
Trex Co Inc*	5,646	288,680
UFP Industries Inc	3,113	266,255
Universal Display Corp	2,297	312,047
Valmont Industries Inc	1,082	343,351
Vicor Corp*	1,141	53,627
Vishay Intertechnology Inc	7,033	149,311
Vontier Corp	8,087	211,637
Watts Water Technologies Inc	1,449	253,908
Werner Enterprises Inc	2,668	123,929
Woodward Inc	3,080	304,920
Worthington Industries Inc	755	45,632
XPO Inc*	5,224	174,273
Total Industrial		24,463,556

Technology (8.29%)
ACI Worldwide Inc*	5,840	150,964
Allegro MicroSystems Inc*	3,324	145,192
Amkor Technology Inc	5,309	136,760

Security Description	Shares	Value
Lamar Advertising Co	4,460	$466,338
Life Storage Inc	4,366	526,190
The Macerich Co	9,276	110,848
Medical Properties Trust Inc	30,349	312,595
National Retail Properties Inc	9,304	421,657
National Storage Affiliates Trust	3,823	161,713
Omega Healthcare Investors Inc	11,988	321,159
Park Hotels & Resorts Inc	12,264	168,630
Pebblebrook Hotel Trust	6,963	99,362
Physicians Realty Trust	11,481	170,263
PotlatchDeltic Corp	3,706	171,069
Rayonier Inc	7,431	249,533
Rexford Industrial Realty Inc	8,064	487,549
Sabra Health Care REIT Inc	11,960	142,444
SL Green Realty Corp	3,571	121,593
Spirit Realty Capital Inc	6,787	279,489
Vornado Realty Trust	4,000	79,120
		9,269,337
Savings & Loans (0.31%)
New York Community Bancorp Inc	24,647	218,865
Washington Federal Inc	3,601	126,287
		345,152

Total Financial		25,758,102

Industrial (21.63%)
Acuity Brands Inc	1,675	324,883
AECOM(a)	7,151	617,560
AGCO Corp	3,170	446,368
AptarGroup Inc	3,313	386,693
Arrow Electronics Inc*	3,121	368,247
Avnet Inc	4,644	207,633
Axon Enterprise Inc*	3,457	692,467
Belden Inc	2,251	189,939
Builders FirstSource Inc*	7,469	633,222
Carlisle Cos Inc(a)	2,648	683,767
Chart Industries Inc*,#	1,893	252,716
Clean Harbors Inc*	2,552	337,043
Cognex Corp	8,879	421,042
Coherent Corp*	6,619	285,477
Crane Holdings Co	2,500	299,450
Curtiss-Wright Corp	1,944	339,792
Donaldson Co Inc	6,327	400,183
Dycom Industries Inc*	1,554	130,862
Eagle Materials Inc	1,929	270,677
EMCOR Group Inc	2,418	404,338
Energizer Holdings Inc	3,289	119,160
EnerSys	2,082	188,817
Esab Corp	2,165	126,977
Flowserve Corp	6,904	239,500
Fluor Corp*	7,046	258,377
Fortune Brands Innovations Inc	6,508	403,171
GATX Corp	1,807	197,126

Security Description	Shares	Value
Interactive Brokers Group Inc	4,471	$384,998
Janus Henderson Group PLC	6,856	188,266
Jefferies Financial Group Inc	9,522	359,836
Navient Corp	5,666	102,271
SEI Investments Co	5,272	317,638
SLM Corp	12,872	185,099
Stifel Financial Corp	5,553	371,107
The Western Union Co	20,303	263,127
		2,889,493
Insurance (4.88%)
American Financial Group Inc	3,503	469,787
Brighthouse Financial Inc*	3,677	212,641
CNO Financial Group Inc	6,090	156,026
Essent Group Ltd	5,514	236,826
First American Financial Corp	5,333	302,808
The Hanover Insurance Group Inc	1,804	251,622
Kemper Corp	3,169	195,210
Kinsale Capital Group Inc	1,102	351,207
MGIC Investment Corp	15,538	213,803
Old Republic International Corp	14,362	378,726
Primerica Inc	1,917	367,949
Reinsurance Group of America Inc	3,431	495,677
RenaissanceRe Holdings Ltd	2,238	480,946
RLI Corp	2,095	288,921
Selective Insurance Group Inc	3,089	313,626
Unum Group	9,745	434,140
Voya Financial Inc	5,014	373,493
		5,523,408
Real Estate (8.20%)
Agree Realty Corp	4,473	316,599
Annaly Capital Management Inc	22,074	456,490
Apartment Income REIT Corp	7,609	287,620
Brixmor Property Group Inc	15,220	344,581
Corporate Office Properties Trust	5,953	151,385
Cousins Properties Inc	7,880	192,981
CubeSmart	11,397	535,545
Douglas Emmett Inc	9,604	135,705
EastGroup Properties Inc	2,141	349,561
EPR Properties	3,807	155,478
First Industrial Realty Trust Inc	6,844	361,021
Healthcare Realty Trust Inc	19,314	376,623
Highwoods Properties Inc	5,523	146,360
Independence Realty Trust Inc	11,696	211,581
JBG SMITH Properties	5,024	86,664
Jones Lang LaSalle Inc*	2,453	427,950
Kilroy Realty Corp	5,338	192,275
Kite Realty Group Trust	11,573	251,366

S&P MidCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/23

See accompanying notes to financial statements.

Security Description	Shares	Value
Aspen Technology Inc*	1,511	$320,347
Blackbaud Inc*	2,228	124,077
CACI International Inc*	1,199	351,307
Cirrus Logic Inc*	2,864	294,276
CommVault Systems Inc*	2,294	135,071
Concentrix Corp	2,150	294,206
Dynatrace Inc*	10,299	438,016
Envestnet Inc*	2,807	175,466
ExlService Holdings Inc*	1,693	278,515
Fair Isaac Corp*,(a)	1,267	858,247
Genpact Ltd	8,644	412,578
IPG Photonics Corp*	1,370	168,839
KBR Inc	7,120	392,383
Kyndryl Holdings Inc*	9,501	149,071
Lattice Semiconductor Corp*	7,031	597,354
Lumentum Holdings Inc*	3,621	194,846
MACOM Technology Solutions Holdings Inc*	2,571	176,216
Manhattan Associates Inc*	3,211	461,581
Maximus Inc	3,073	252,232
MKS Instruments Inc	2,939	284,877
NCR Corp*	7,171	183,076
Power Integrations Inc	2,928	240,828
Qualys Inc*	1,539	181,833
Science Applications International Corp	2,858	304,777
Silicon Laboratories Inc*	1,752	312,785
SiTime Corp*	786	97,582
Super Micro Computer Inc*	2,353	230,523

Security Description	Shares	Value
Synaptics Inc*	2,090	$245,805
Teradata Corp*	5,166	210,566
Wolfspeed Inc*	6,331	468,367
Xerox Holdings Corp	6,258	103,194
Total Technology		9,371,757

Utilities (3.63%)
ALLETE Inc	2,880	176,227
Black Hills Corp	3,364	206,583
Essential Utilities Inc	11,853	507,071
Hawaiian Electric Industries Inc	5,793	234,327
IDACORP Inc	2,566	265,324
National Fuel Gas Co	4,642	265,894
New Jersey Resources Corp	5,111	260,814
NorthWestern Corp	2,732	157,855
OGE Energy Corp	10,251	366,166
ONE Gas Inc	2,835	227,254
Ormat Technologies Inc	2,357	199,214
PNM Resources Inc	4,449	218,001
Portland General Electric Co	4,692	224,278
Southwest Gas Holdings Inc	3,218	202,766
Spire Inc	2,739	192,826
UGI Corp	10,721	399,143
Total Utilities		4,103,743

Total Common Stock (Cost $77,749,064)		111,512,651

Security Description	Shares	Value
United States Treasury Bills (1.32%)
4.667%, 4/18/2023 (Cost $1,491,200)	1,500,000	$1,490,817

Collateral Received for Securities on Loan (0.38%)
Mount Vernon Liquid Assets Portfolio 7-Day Yield: 4.75% (Cost $426,583)		426,583

Total Investments (Cost $79,666,846) (100.30%)		$113,430,051
Liabilities in Excess of Other Assets (-0.30%)		(340,549)
Net Assets (100.00%)		$113,089,502

*Non-income producing security.

#Loaned security; a portion of this security is on loan at February 28, 2023.

(a)A portion of these securities, a total of $6,015,386, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at February 28, 2023:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-Mini	Notional Amount	Value	Unrealized Depreciation
5 / Mar 2023 / Long / CME	$1,335,000	$1,301,600	$(33,400)

S&P SmallCap Index FundPortfolio of Investments (Unaudited) 2/28/23

Security Description	Shares	Value

Common Stock (98.74%)

Basic Materials (5.07%)
AdvanSix Inc	1,786	$73,494
American Vanguard Corp	1,902	39,695
Arconic Corp*	6,331	167,392
ATI Inc*,(a)	7,754	315,196
AZZ Inc	1,564	63,577
Balchem Corp	1,892	245,960
Carpenter Technology Corp	2,804	135,517
Compass Minerals International Inc	2,139	82,416
Hawkins Inc	1,183	48,113
Haynes International Inc	896	49,020
HB Fuller Co	3,139	218,977
Innospec Inc	1,552	169,882
Kaiser Aluminum Corp	1,057	83,841
Koppers Holdings Inc	1,482	53,189
Livent Corp*	9,782	229,388
Mativ Holdings Inc	3,544	91,825
Mercer International Inc	2,519	27,155
Minerals Technologies Inc	1,908	115,911

Security Description	Shares	Value
Quaker Chemical Corp	854	$167,196
Rogers Corp*	1,190	175,168
Stepan Co	1,241	129,176
Sylvamo Corp	1,944	95,898
Trinseo PLC	2,275	52,735
Total Basic Materials		2,830,721

Communications (3.78%)
A10 Networks Inc	3,745	56,999
ADTRAN Holdings Inc	3,950	68,928
AMC Networks Inc*	1,982	44,318
ATN International Inc	779	32,757
Cars.com Inc*	4,119	79,085
Clearfield Inc*	714	44,761
Cogent Communications Holdings Inc	2,695	174,474
Consolidated Communications Holdings Inc*	5,162	15,641
ePlus Inc*	1,798	97,398
The EW Scripps Co*	3,903	49,256
Extreme Networks Inc*	7,992	149,610
Gogo Inc*	4,207	69,247

Security Description	Shares	Value
Harmonic Inc*	6,868	$90,589
HealthStream Inc*	1,518	38,937
InterDigital Inc	1,744	127,295
Liquidity Services Inc*	1,928	24,408
NETGEAR Inc*	1,998	36,164
Perficient Inc*	2,092	148,114
QuinStreet Inc*	3,238	54,949
Scholastic Corp	1,976	90,125
Shenandoah Telecommunications Co	3,229	63,030
Shutterstock Inc	1,461	109,896
TechTarget Inc*	1,557	58,746
Telephone and Data Systems Inc	6,350	80,582
Thryv Holdings Inc*	1,075	25,628
Viavi Solutions Inc*	14,231	155,687
Yelp Inc*	4,191	125,814
Total Communications		2,112,438

Consumer, Cyclical (15.70%)
Abercrombie & Fitch Co*	3,149	92,612
Academy Sports & Outdoors Inc(a)	4,696	277,768

S&P SmallCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/23

See accompanying notes to financial statements.

Security Description	Shares	Value
ANI Pharmaceuticals Inc*	753	$31,506
Arcus Biosciences Inc*	2,864	52,153
Arlo Technologies Inc*	5,260	19,988
Artivion Inc*	2,686	35,563
Avanos Medical Inc*	3,101	87,045
Avid Bioservices Inc*	3,882	63,898
B&G Foods Inc#	4,291	54,367
BioLife Solutions Inc*	1,847	42,961
Calavo Growers Inc	1,095	35,336
Cal-Maine Foods Inc	2,229	126,607
Cardiovascular Systems Inc*	2,591	51,069
Catalyst Pharmaceuticals Inc*	5,638	86,036
Central Garden & Pet Co*	702	28,431
Central Garden & Pet Co - Class A*	2,610	100,302
The Chefs’ Warehouse Inc*	1,825	59,404
Coherus Biosciences Inc*	4,320	29,246
CONMED Corp	1,871	179,971
Corcept Therapeutics Inc*	5,978	124,522
CoreCivic Inc*	7,761	75,359
CorVel Corp*	591	106,545
Cross Country Healthcare Inc*	2,325	61,496
Cutera Inc*	1,019	33,046
Cytokinetics Inc*	5,392	233,797
Deluxe Corp	2,788	51,411
Dynavax Technologies Corp*	7,524	77,497
Edgewell Personal Care Co	3,298	140,825
elf Beauty Inc*	2,547	190,388
Embecta Corp	3,576	114,253
Emergent BioSolutions Inc*	3,037	37,598
Enanta Pharmaceuticals Inc*	1,144	55,484
The Ensign Group Inc(a)	3,306	295,821
EVERTEC Inc	3,795	139,694
Forrester Research Inc*	760	24,996
Fresh Del Monte Produce Inc	1,961	61,340
Fulgent Genetics Inc*	1,246	40,856
The GEO Group Inc*	6,097	53,410
Glaukos Corp*	2,792	131,866
Green Dot Corp*	3,393	64,229
Harmony Biosciences Holdings Inc*	1,410	62,082
Healthcare Services Group Inc	4,744	62,953
Heidrick & Struggles International Inc	1,373	47,135
Heska Corp*	688	56,024
Hostess Brands Inc*	7,885	194,760
Innoviva Inc*	4,184	50,501
Inogen Inc*	1,194	18,710
Integer Holdings Corp*	2,079	155,883
Inter Parfums Inc	1,165	140,278
Ironwood Pharmaceuticals Inc*	7,859	88,571
iTeos Therapeutics Inc*	1,290	22,846

Security Description	Shares	Value
MillerKnoll Inc	4,446	$106,126
Monarch Casino & Resort Inc	854	62,871
Movado Group Inc	1,175	40,679
National Vision Holdings Inc*	4,647	173,612
Nu Skin Enterprises Inc	2,909	115,895
The ODP Corp*	2,372	107,404
Oxford Industries Inc	879	103,379
Patrick Industries Inc	1,365	99,440
PC Connection Inc	791	34,646
PetMed Express Inc	1,445	27,137
PriceSmart Inc	1,558	108,624
Resideo Technologies Inc*	8,667	158,953
Ruth’s Hospitality Group Inc	1,944	36,256
Sally Beauty Holdings Inc*	6,888	110,828
ScanSource Inc*	1,608	50,137
Shake Shack Inc*	2,372	132,334
Shoe Carnival Inc	1,280	33,728
Signet Jewelers Ltd	2,723	195,021
Six Flags Entertainment Corp*	4,357	115,025
SkyWest Inc*	3,356	63,999
Sleep Number Corp*	1,501	59,830
Sonic Automotive Inc	982	55,866
Sonos Inc*	8,012	155,673
Standard Motor Products Inc	1,301	50,700
Steven Madden Ltd	4,311	156,489
Titan International Inc*	3,341	41,462
Tri Pointe Homes Inc*	6,461	154,030
UniFirst Corp	886	173,771
Urban Outfitters Inc*	4,003	107,881
Veritiv Corp	793	120,092
Vista Outdoor Inc*	3,609	103,073
Wabash National Corp	3,062	83,899
Winnebago Industries Inc	1,795	114,090
Wolverine World Wide Inc	5,154	86,330
World Fuel Services Corp	4,080	111,996
XPEL Inc*	1,041	69,549
Xperi Inc*	2,616	30,581
Total Consumer, Cyclical		8,764,700

Consumer, Non-Cyclical (18.12%)
The Aaron’s Co Inc	2,245	32,216
ABM Industries Inc	4,177	202,209
AdaptHealth Corp*	4,522	72,307
Addus HomeCare Corp*	991	107,662
Adtalem Global Education Inc*	2,841	111,140
Alarm.com Holdings Inc*	2,918	148,322
AMN Healthcare Services Inc*,(a)	2,552	229,706
Amphastar Pharmaceuticals Inc*	2,454	78,184
The Andersons Inc	2,041	93,131
AngioDynamics Inc*	2,422	29,984

Security Description	Shares	Value
Allegiant Travel Co*	873	$89,526
American Axle & Manufacturing Holdings Inc*	7,476	65,789
American Eagle Outfitters Inc	10,260	147,436
America’s Car-Mart Inc*	397	33,729
Asbury Automotive Group Inc*,(a)	1,302	295,684
Bed Bath & Beyond Inc*,#	4,987	7,032
Big Lots Inc	1,911	27,423
BJ’s Restaurants Inc*	1,372	43,904
Bloomin’ Brands Inc	5,042	131,596
Boot Barn Holdings Inc*	1,856	143,747
Brinker International Inc*	2,790	106,020
The Buckle Inc	1,891	77,134
Caleres Inc	2,523	65,876
Cavco Industries Inc*	487	138,795
Century Communities Inc	1,701	101,737
The Cheesecake Factory Inc#	3,118	116,738
Chico’s FAS Inc*	8,496	48,852
The Children’s Place Inc*	804	33,663
Chuy’s Holdings Inc*	1,345	48,084
Cinemark Holdings Inc*	6,765	92,072
Dave & Buster’s Entertainment Inc*	2,448	97,969
Designer Brands Inc	3,952	38,690
Dine Brands Global Inc	923	70,766
Dorman Products Inc*	1,768	164,477
Ethan Allen Interiors Inc	1,450	42,848
Genesco Inc*	894	40,203
Gentherm Inc*	2,093	132,926
G-III Apparel Group Ltd*	2,872	47,718
GMS Inc*	2,688	163,188
Golden Entertainment Inc*	1,277	52,497
Green Brick Partners Inc*	1,442	44,990
Group 1 Automotive Inc	858	189,678
Guess? Inc	1,794	37,746
Hawaiian Holdings Inc*	3,036	34,003
Hibbett Inc	761	54,739
HNI Corp	2,445	76,406
Installed Building Products Inc	1,478	170,532
Interface Inc	4,184	36,903
iRobot Corp*	1,698	69,771
Jack in the Box Inc	1,301	101,998
KAR Auction Services Inc*	6,404	91,513
Kontoor Brands Inc	2,904	151,444
La-Z-Boy Inc	2,792	90,405
LCI Industries	1,495	168,651
Leslie’s Inc*	8,731	110,098
LGI Homes Inc*	1,205	125,694
M/I Homes Inc*	1,612	93,238
MarineMax Inc*	1,369	45,971
MDC Holdings Inc	3,636	134,532
Meritage Homes Corp*	2,150	234,845
Methode Electronics Inc	2,332	113,638

S&P SmallCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/23

See accompanying notes to financial statements.

Security Description	Shares	Value
Eagle Bancorp Inc	2,012	$88,146
FB Financial Corp	2,073	78,131
First Bancorp	2,219	92,066
First BanCorp/Puerto Rico	10,872	157,753
First Commonwealth Financial Corp	5,896	94,395
First Financial Bancorp	5,905	145,499
First Hawaiian Inc	7,746	211,853
Heritage Financial Corp	2,370	66,052
Hilltop Holdings Inc	2,700	89,559
HomeStreet Inc	1,321	33,329
Hope Bancorp Inc	7,571	96,985
Independent Bank Corp	2,688	214,180
Independent Bank Group Inc	2,083	122,605
Lakeland Financial Corp	1,632	116,884
National Bank Holdings Corp	1,877	76,000
NBT Bancorp Inc	2,730	110,811
OFG Bancorp	3,140	95,519
Park National Corp	928	118,571
Pathward Financial Inc	1,867	95,236
Preferred Bank	877	61,741
Renasant Corp	3,511	126,326
S&T Bancorp Inc	2,541	94,678
Seacoast Banking Corp of Florida	3,573	109,012
ServisFirst Bancshares Inc	3,052	225,695
Simmons First National Corp	7,916	175,973
Southside Bancshares Inc	2,091	79,855
Stellar Bancorp Inc	1,704	49,842
Tompkins Financial Corp	798	59,682
Triumph Financial Inc*	1,485	90,362
TrustCo Bank Corp NY	1,199	44,915
Trustmark Corp	3,968	116,659
United Community Banks Inc	6,247	206,838
Veritex Holdings Inc	3,196	85,205
Walker & Dunlop Inc	1,860	162,248
Westamerica BanCorp	1,692	93,263
		5,350,257
Diversified Financial Service (2.18%)
Avantax Inc*	3,171	90,659
B Riley Financial Inc#	1,016	40,416
Bread Financial Holdings Inc	2,936	120,582
Brightsphere Investment Group Inc	2,258	56,608
Encore Capital Group Inc*	1,562	80,724
Enova International Inc*	1,852	90,285
EZCORP Inc*	3,353	29,573
Mr Cooper Group Inc*	4,155	192,917
Piper Sandler Cos	918	138,609
PRA Group Inc*	2,485	105,762
StoneX Group Inc*	1,067	107,586
Virtus Investment Partners Inc	449	94,483
WisdomTree Inc	7,365	43,969

Security Description	Shares	Value
Vector Group Ltd	8,486	$112,609
Vericel Corp*	2,991	90,956
Viad Corp*	1,286	33,063
Vir Biotechnology Inc*	4,602	104,926
WD-40 Co	853	147,936
Xencor Inc*	3,681	118,271
Total Consumer, Non-Cyclical		10,123,962

Energy (4.40%)
Archrock Inc	8,479	93,863
Bristow Group Inc*	1,489	40,560
Callon Petroleum Co*	3,051	118,257
Civitas Resources Inc	3,210	225,246
CONSOL Energy Inc	1,985	108,639
Core Laboratories NV	2,961	70,679
Dril-Quip Inc*	2,345	80,316
Green Plains Inc*	3,445	119,438
Helix Energy Solutions Group Inc*	9,162	75,861
Helmerich & Payne Inc(a)	6,201	260,938
Nabors Industries Ltd*	420	63,130
Northern Oil and Gas Inc	3,000	93,120
NOW Inc*	5,519	70,919
Oceaneering International Inc*	5,903	123,314
Par Pacific Holdings Inc*	2,639	73,311
Patterson-UTI Energy Inc	12,535	171,730
ProPetro Holding Corp*	5,328	46,940
Ranger Oil Corp	964	40,006
REX American Resources Corp*	990	32,680
RPC Inc	3,687	32,335
SM Energy Co	7,601	224,306
SunCoke Energy Inc	5,463	51,953
Talos Energy Inc*	1,436	25,575
US Silica Holdings Inc*	4,697	57,022
Vital Energy Inc*	645	33,147
Warrior Met Coal Inc	3,238	123,918
Total Energy		2,457,203

Financial (24.55%)
Banks (9.58%)
Ameris Bancorp	3,839	183,773
BancFirst Corp	1,006	90,792
The Bancorp Inc*	3,287	113,697
BankUnited Inc	4,550	161,161
Banner Corp	2,195	138,241
Central Pacific Financial Corp	1,761	39,499
City Holding Co	952	93,486
Columbia Banking System Inc	4,632	137,709
Community Bank System Inc	3,367	205,555
Customers Bancorp Inc*	1,891	58,243
CVB Financial Corp	8,024	192,014
Dime Community Bancshares Inc	1,639	50,219

Security Description	Shares	Value
J & J Snack Foods Corp	935	$132,031
John B Sanfilippo & Son Inc	629	56,465
Kelly Services Inc	2,377	39,767
Korn Ferry	3,367	188,182
Lantheus Holdings Inc*	1,915	45,232
LeMaitre Vascular Inc	1,174	58,829
Ligand Pharmaceuticals Inc*	1,059	76,396
LiveRamp Holdings Inc*	4,290	101,373
Matthews International Corp	2,048	78,152
Medifast Inc	695	77,930
Merit Medical Systems Inc*	3,169	223,668
MGP Ingredients Inc	782	79,326
ModivCare Inc*	822	80,712
Monro Inc	2,095	105,672
Myriad Genetics Inc*	4,997	94,543
National Beverage Corp*	1,539	71,794
Nektar Therapeutics*	11,864	16,372
NeoGenomics Inc*	7,328	123,477
NuVasive Inc*	2,300	99,429
Orthofix Medical Inc*	1,364	28,098
Owens & Minor Inc*	4,502	69,016
Pacira BioSciences Inc*	2,858	121,665
Pediatrix Medical Group Inc*	5,538	87,168
The Pennant Group Inc*	1,684	25,294
Perdoceo Education Corp*	4,611	63,563
Prestige Consumer Healthcare Inc*	2,916	175,689
PROG Holdings Inc*	2,945	72,800
Quanex Building Products Corp	2,085	54,106
RadNet Inc*	2,988	70,472
REGENXBIO Inc*	1,997	44,433
Resources Connection Inc	2,156	38,937
Sabre Corp*	19,338	97,850
Select Medical Holdings Corp	6,446	175,267
The Simply Good Foods Co*	4,947	189,421
SpartanNash Co	2,264	60,585
Strategic Education Inc	1,425	121,481
Stride Inc*	2,690	114,244
Supernus Pharmaceuticals Inc*	3,336	125,400
Surmodics Inc*	970	21,185
Tootsie Roll Industries Inc	1,145	50,414
TreeHouse Foods Inc*	2,972	145,004
TrueBlue Inc*	2,078	38,859
uniQure NV*	2,283	47,852
United Natural Foods Inc*	3,630	147,850
Universal Corp	1,631	82,512
Upbound Group Inc	3,361	90,243
US Physical Therapy Inc	855	86,637
USANA Health Sciences Inc*	735	44,673
Vanda Pharmaceuticals Inc*	3,820	24,601
Varex Imaging Corp*	2,748	48,612

S&P SmallCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/23

See accompanying notes to financial statements.

Security Description	Shares	Value
Northwest Bancshares Inc	7,972	$110,173
Pacific Premier Bancorp Inc	5,653	183,270
Provident Financial Services Inc	4,301	100,428
WSFS Financial Corp	3,627	181,024
		1,055,301

Total Financial		13,706,382

Industrial (17.37%)
AAON Inc	2,637	239,862
AAR Corp*	2,190	119,114
Advanced Energy Industries Inc	2,199	204,683
Aerojet Rocketdyne Holdings Inc*	4,458	251,164
AeroVironment Inc*	1,474	126,381
Alamo Group Inc	650	118,554
Albany International Corp	1,828	184,482
American Woodmark Corp*	1,115	56,843
Apogee Enterprises Inc	1,386	63,423
Applied Industrial Technologies Inc(a)	2,271	324,430
ArcBest Corp	1,556	149,687
Arcosa Inc	2,845	172,407
Astec Industries Inc	1,504	67,725
Atlas Air Worldwide Holdings Inc*	1,637	165,026
Badger Meter Inc	1,723	209,551
Barnes Group Inc	2,934	123,639
Benchmark Electronics Inc	2,194	52,195
Boise Cascade Co	2,319	160,266
Brady Corp	2,729	150,532
Clearwater Paper Corp*	1,183	45,652
Comfort Systems USA Inc	2,106	306,297
CTS Corp	2,004	86,793
Dorian LPG Ltd	2,072	45,480
DXP Enterprises Inc*	1,147	33,160
Encore Wire Corp	1,080	208,451
Enerpac Tool Group Corp	3,348	90,162
EnPro Industries Inc	1,297	139,428
ESCO Technologies Inc	1,520	141,649
Exponent Inc(a)	2,982	306,848
Fabrinet*,(a)	2,154	262,508
FARO Technologies Inc*	1,177	32,014
Federal Signal Corp	3,821	201,634
Forward Air Corp	1,566	161,627
Franklin Electric Co Inc	2,289	218,760
Frontdoor Inc*	5,176	146,222
Gibraltar Industries Inc*	1,824	97,420
Granite Construction Inc	2,886	124,675
The Greenbrier Cos Inc	2,166	69,550
Griffon Corp	3,050	111,234
Harsco Corp*	5,252	44,432
Heartland Express Inc	2,909	46,922
Hillenbrand Inc	4,090	192,803
Hub Group Inc*	1,923	176,397
Ichor Holdings Ltd*	1,611	53,082

Security Description	Shares	Value
Granite Point Mortgage Trust Inc	3,929	$23,535
Industrial Logistics Properties Trust	4,361	17,880
Innovative Industrial Properties Inc	1,708	151,004
Invesco Mortgage Capital Inc	2,004	25,110
iStar Inc	4,376	33,695
KKR Real Estate Finance Trust Inc	2,854	41,383
LTC Properties Inc	2,465	88,296
LXP Industrial Trust	16,238	169,362
Marcus & Millichap Inc	1,681	57,776
New York Mortgage Trust Inc	24,542	65,527
NexPoint Residential Trust Inc	1,473	71,337
Office Properties Income Trust	3,225	53,019
Orion Office REIT Inc	3,501	29,969
Outfront Media Inc	8,904	155,375
PennyMac Mortgage Investment Trust	5,744	74,844
RE/MAX Holdings Inc	1,277	23,612
Ready Capital Corp	2,655	29,895
Redwood Trust Inc	7,449	56,687
Retail Opportunity Investments Corp	7,888	112,246
RPT Realty	5,757	61,715
Safehold Inc	1,280	38,246
Saul Centers Inc	843	33,147
Service Properties Trust	10,635	116,772
SITE Centers Corp	11,541	154,303
The St Joe Co	2,077	88,958
Summit Hotel Properties Inc	6,976	51,622
Sunstone Hotel Investors Inc	13,489	142,579
Tanger Factory Outlet Centers Inc	6,168	116,514
Two Harbors Investment Corp	5,061	83,861
Uniti Group Inc	14,870	81,636
Universal Health Realty Income Trust	828	43,901
Urban Edge Properties	6,914	106,476
Urstadt Biddle Properties Inc	2,141	37,039
Veris Residential Inc*	5,085	82,072
Whitestone REIT	2,907	27,471
Xenia Hotels & Resorts Inc	7,194	101,004
		4,494,848
Savings & Loans (1.89%)
Axos Financial Inc*	3,322	157,430
Banc of California Inc	3,213	56,388
Berkshire Hills Bancorp Inc	3,076	89,389
Brookline Bancorp Inc	5,218	67,625
Capitol Federal Financial Inc	8,349	70,048
Northfield Bancorp Inc	2,687	39,526

Security Description	Shares	Value
World Acceptance Corp*	265	$24,740
		1,216,913
Insurance (2.85%)
Ambac Financial Group Inc*	2,813	46,555
American Equity Investment Life Holding Co	4,085	170,140
AMERISAFE Inc	1,293	70,520
Assured Guaranty Ltd	3,531	220,370
Employers Holdings Inc	1,761	78,206
Genworth Financial Inc*	29,233	182,122
Horace Mann Educators Corp	2,613	96,576
James River Group Holdings Ltd	2,043	49,236
NMI Holdings Inc*	5,506	128,510
Palomar Holdings Inc*	1,266	75,960
ProAssurance Corp	3,557	70,749
Safety Insurance Group Inc	874	70,523
SiriusPoint Ltd*	5,736	40,726
Stewart Information Services Corp	1,698	72,148
Trupanion Inc*	2,205	130,933
United Fire Group Inc	1,524	43,495
Universal Insurance Holdings Inc	2,188	42,294
		1,589,063
Real Estate (8.05%)
Acadia Realty Trust	5,770	84,069
Alexander & Baldwin Inc	4,568	85,285
American Assets Trust Inc	3,246	81,897
Anywhere Real Estate Inc*	7,684	44,490
Apollo Commercial Real Estate Finance Inc	8,591	98,711
Armada Hoffler Properties Inc	3,969	50,883
ARMOUR Residential REIT Inc	4,218	22,904
Brandywine Realty Trust	10,779	63,488
CareTrust REIT Inc	6,061	119,220
Centerspace	832	52,092
Chatham Lodging Trust	3,361	41,038
Community Healthcare Trust Inc	1,456	56,405
Cushman & Wakefield PLC*	9,565	123,771
DiamondRock Hospitality Co	13,438	117,179
Easterly Government Properties Inc	5,311	80,196
Ellington Financial Inc	3,507	45,135
Elme Communities	5,482	102,020
Essential Properties Realty Trust Inc	8,667	223,262
Four Corners Property Trust Inc	4,936	134,012
Franklin BSP Realty Trust Inc	3,736	52,341
Getty Realty Corp	2,449	84,074
Global Net Lease Inc	5,985	84,508

S&P SmallCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/23

See accompanying notes to financial statements.

Security Description	Shares	Value
Insteel Industries Inc	1,310	$38,973
Itron Inc*	2,868	159,948
John Bean Technologies Corp	1,987	220,338
Kaman Corp	1,860	48,360
Knowles Corp*	6,051	102,746
Lindsay Corp	685	103,086
Marten Transport Ltd	3,797	83,800
Materion Corp	1,281	143,062
Matson Inc	2,225	147,985
Mesa Laboratories Inc	287	50,661
Moog Inc	1,811	178,601
Mueller Industries Inc	3,349	247,726
Myers Industries Inc	2,544	65,737
MYR Group Inc*	1,085	130,862
NV5 Global Inc*	742	78,073
O-I Glass Inc*	9,136	203,002
OSI Systems Inc*	1,028	95,141
PGT Innovations Inc*	3,924	82,993
Plexus Corp*	1,628	156,109
Proto Labs Inc*	1,786	56,152
RXO Inc*	5,000	102,850
Sanmina Corp*	3,382	204,476
SPX Technologies Inc*	2,841	200,120
Standex International Corp	817	94,511
Sturm Ruger & Co Inc	1,189	69,283
Tennant Co	1,234	87,392
TimkenSteel Corp*	2,857	52,255
Trinity Industries Inc	4,405	122,944
TTM Technologies Inc*	6,638	88,219
Total Industrial		9,698,569

Technology (7.71%)
3D Systems Corp*	8,262	80,885
8x8 Inc*	6,972	37,091
Adeia Inc	6,541	64,494
Agilysys Inc*	1,224	97,810
Alpha & Omega Semiconductor Ltd*	1,334	35,631
Apollo Medical Holdings Inc*	2,391	83,446
Axcelis Technologies Inc*	1,931	248,211
Cerence Inc*	2,459	67,327
CEVA Inc*	1,480	46,709
Cohu Inc*	2,793	103,900
Computer Programs and Systems Inc*	894	26,829
Consensus Cloud Solutions Inc*	1,021	41,902
Corsair Gaming Inc*	2,073	36,278

Security Description	Shares	Value
CSG Systems International Inc	1,943	$109,197
Digi International Inc*	2,028	67,674
Digital Turbine Inc*	5,553	59,639
Diodes Inc*	2,808	257,466
Donnelley Financial Solutions Inc*	1,747	73,916
DoubleVerify Holdings Inc*	3,200	84,064
Ebix Inc	1,594	27,704
FormFactor Inc*	4,926	148,273
Insight Enterprises Inc*	1,784	238,913
Kulicke & Soffa Industries Inc	3,417	182,126
LivePerson Inc*	4,137	41,866
MaxLinear Inc*	4,450	152,235
NetScout Systems Inc*	4,042	114,954
NextGen Healthcare Inc*	3,468	62,805
Onto Innovation Inc*	2,916	240,483
PDF Solutions Inc*	1,992	74,580
Photronics Inc*	4,101	72,260
Pitney Bowes Inc	9,991	43,361
Progress Software Corp	2,733	156,984
Rambus Inc*	6,330	279,976
Semtech Corp*	3,734	115,045
Simulations Plus Inc	871	33,133
SMART Global Holdings Inc*	2,976	49,699
SPS Commerce Inc*,(a)	2,122	319,654
TTEC Holdings Inc	1,178	47,426
Ultra Clean Holdings Inc*	2,695	85,863
Unisys Corp*	3,709	18,471
Veeco Instruments Inc*	3,181	67,660
Veradigm Inc*	6,429	106,786
Total Technology		4,302,726

Utilities (2.04%)
American States Water Co	2,308	206,104
Avista Corp	4,542	186,767
California Water Service Group	3,304	189,121
Chesapeake Utilities Corp	1,108	141,924
Middlesex Water Co	1,127	86,216
Northwest Natural Holding Co	2,034	98,324
Otter Tail Corp	2,458	174,248
Unitil Corp	1,026	55,732
Total Utilities		1,138,436

Total Common Stock (Cost $40,081,659)		55,135,137

Security Description	Shares	Value
United States Treasury Bills (1.25%)
4.667%, 4/18/2023 (Cost $695,840)	700,000	$695,714

Right (0.01%)
Omniab Inc - 15.00 Earnout	401	—
Omniab Inc - 12.50 Earnout	401	—
Lantheus Holdings Inc*,(b)	6,190	7,119
Total Rights (Cost $0)		7,119

Collateral Received for Securities on Loan (0.40%)
Mount Vernon Liquid Assets Portfolio 7-Day Yield: 4.75% (Cost $222,943)		222,943

Total Investments (Cost $41,000,442) (100.40%)		56,060,913
Liabilities in Excess of Other Assets (-0.40%)		(221,087)
Net Assets (100.00%)		$55,839,826

*Non-income producing security.

#Loaned security; a portion of this security is on loan at February 28, 2023.

(a)A portion of these securities, a total of $2,888,566, have been pledged or segregated in connection with obligations for futures contracts.

(b)Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.01% of net assets. The total value of the fair value securities is $7,119.

Futures contracts at February 28, 2023:

Contracts - $50 times premium / delivery month / commitment / exchange

Russell 2000 Mini	Notional Amount	Value	Unrealized Depreciation
7 / Mar 2023 / Long / CME	$679,910	$664,685	$(15,225)

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments (Unaudited) 2/28/23

Security Description	Shares	Value

Common Stock (90.13%)

Basic Materials (1.27%)
CF Industries Holdings Inc(a)	33,400	$2,868,726
Dow Inc(a)	10,600	606,320
Newmont Corp(a)	34,200	1,491,462
Total Basic Materials		4,966,508

Communications (12.26%)
Alphabet Inc - Class A*,(a)	51,800	4,665,108
Alphabet Inc - Class C*,(a)	51,800	4,677,540
Amazon.com Inc*,(a)	72,800	6,859,944
AT&T Inc(a)	229,600	4,341,736
Booking Holdings Inc*,(a)	1,500	3,786,000
Cisco Systems Inc(a)	96,100	4,653,162
Comcast Corp(a)	120,000	4,460,400
eBay Inc(a)	8,000	367,200
Meta Platforms Inc*,(a)	14,500	2,536,630
Motorola Solutions Inc(a)	4,600	1,208,926
T-Mobile US Inc*,(a)	23,800	3,383,884
Verizon Communications Inc(a)	80,900	3,139,729
The Walt Disney Co*,(a)	33,500	3,336,935
Warner Bros Discovery Inc*,(a)	30,191	471,583
Total Communications		47,888,777

Consumer, Cyclical (12.29%)
Amerityre Corp*	20,000,000	804,000
AutoZone Inc*,(a)	2,100	5,221,734
Costco Wholesale Corp(a)	18,600	9,005,748
DR Horton Inc(a)	28,300	2,617,184
Ford Motor Co(a)	34,000	410,380
Hilton Worldwide Holdings Inc(a)	10,000	1,445,100
Lowe’s Cos Inc(a)	14,000	2,880,500
McDonald’s Corp(a)	4,700	1,240,377
NIKE Inc(a)	17,600	2,090,704
O’Reilly Automotive Inc*,(a)	5,600	4,648,560
PACCAR Inc(a)	10,500	758,100
Southwest Airlines Co(a)	33,900	1,138,362
Starbucks Corp(a)	31,000	3,164,790
Target Corp(a)	11,500	1,937,750
The TJX Cos Inc(a)	36,000	2,757,600
Ulta Beauty Inc*,(a)	7,800	4,046,640
Walmart Inc(a)	27,000	3,837,510
Total Consumer, Cyclical		48,005,039

Consumer, Non-Cyclical (20.82%)
Abbott Laboratories(a)	29,200	2,970,224
AbbVie Inc(a)	39,100	6,017,490
AmerisourceBergen Corp(a)	14,000	2,177,840
Amgen Inc(a)	8,500	1,969,110

Security Description	Shares	Value
Archer-Daniels-Midland Co(a)	16,000	$1,273,600
Biogen Inc*,(a)	6,800	1,835,048
Bristol-Myers Squibb Co(a)	17,500	1,206,800
Centene Corp*,(a)	30,000	2,052,000
The Coca-Cola Co(a)	94,200	5,605,842
Colgate-Palmolive Co(a)	3,400	249,220
Conagra Brands Inc(a)	67,800	2,468,598
CVS Health Corp(a)	31,000	2,589,740
Eli Lilly & Co(a)	24,400	7,593,768
The Estee Lauder Cos Inc(a)	3,000	729,150
Gilead Sciences Inc(a)	34,900	2,810,497
HCA Healthcare Inc(a)	13,000	3,164,850
The Hershey Co(a)	2,500	595,800
Johnson & Johnson(a)	51,000	7,816,260
Merck & Co Inc(a)	11,000	1,168,640
PayPal Holdings Inc*,(a)	35,300	2,598,080
Pfizer Inc(a)	149,000	6,044,930
The Procter & Gamble Co(a)	52,500	7,221,900
Sprouts Farmers Market Inc*,(a)	50,000	1,514,500
UnitedHealth Group Inc(a)	20,200	9,613,988
Total Consumer, Non-Cyclical		81,287,875

Energy (4.30%)
Chevron Corp(a)	15,000	2,411,550
ConocoPhillips(a)	29,000	2,997,150
Devon Energy Corp(a)	71,000	3,828,320
Exxon Mobil Corp(a)	55,100	6,056,041
Schlumberger NV(a)	28,500	1,516,485
Total Energy		16,809,546

Financial (13.53%)
Banks (3.10%)
Bank of America Corp(a)	58,000	1,989,400
Citigroup Inc(a)	16,800	851,592
The Goldman Sachs Group Inc(a)	3,200	1,125,280
JPMorgan Chase & Co(a)	41,400	5,934,690
Morgan Stanley(a)	10,000	965,000
Wells Fargo & Co(a)	26,500	1,239,405
		12,105,367
Diversified Financial Service (5.14%)
The Charles Schwab Corp(a)	90,500	7,051,760
Intercontinental Exchange Inc(a)	39,000	3,970,200
Mastercard Inc(a)	18,900	6,714,981
Visa Inc(a)	10,600	2,331,364
		20,068,305
Insurance (3.07%)
Aflac Inc(a)	28,000	1,908,200
Aon PLC(a)	16,800	5,108,040
Berkshire Hathaway Inc*,(a)	16,300	4,974,434
		11,990,674

Security Description	Shares	Value
Real Estate (2.22%)
American Tower Corp(a)	10,300	$2,039,503
CBRE Group Inc*,(a)	7,500	638,550
Extra Space Storage Inc(a)	24,300	4,000,995
Iron Mountain Inc(a)	38,100	2,009,775
		8,688,823

Total Financial		52,853,169

Industrial (8.23%)
Atlas Corp(a)	25,000	384,000
The Boeing Co*,(a)	12,500	2,519,375
Caterpillar Inc(a)	6,400	1,533,120
Deere & Co(a)	2,200	922,328
General Dynamics Corp(a)	26,800	6,107,988
Lockheed Martin Corp(a)	16,700	7,920,142
Packaging Corp of America(a)	20,000	2,734,400
Raytheon Technologies Corp(a)	41,700	4,090,353
Union Pacific Corp(a)	15,700	3,254,296
United Parcel Service Inc(a)	11,100	2,025,639
Westrock Co(a)	21,200	665,680
Total Industrial		32,157,321

Technology (15.07%)
Accenture PLC(a)	11,000	2,921,050
Adobe Inc*,(a)	12,000	3,887,400
Apple Inc(a)	65,800	9,699,578
Broadcom Inc(a)	9,100	5,408,039
Intel Corp(a)	98,000	2,443,140
Intuit Inc(a)	5,900	2,402,362
Microsoft Corp(a)	36,900	9,203,598
NetApp Inc(a)	47,700	3,079,035
NVIDIA Corp(a)	16,500	3,830,640
Oracle Corp(a)	50,500	4,413,700
QUALCOMM Inc(a)	17,000	2,100,010
Salesforce Inc*,(a)	11,700	1,914,237
Seagate Technology Holdings PLC(a)	33,000	2,130,480
Texas Instruments Inc(a)	31,600	5,417,820
Total Technology		58,851,089

Utilities (2.36%)
American Water Works Co Inc(a)	23,000	3,228,740
Dominion Energy Inc(a)	10,400	578,448
Duke Energy Corp(a)	9,000	848,340
NextEra Energy Inc(a)	34,300	2,436,329
The Southern Co(a)	34,000	2,144,040
Total Utilities		9,235,897

Total Common Stock (Cost $376,518,810)		352,055,221

Shelton Equity Income FundPortfolio of Investments (Unaudited) (Continued) 2/28/23

See accompanying notes to financial statements.

Security Description	Shares	Value
United States Treasury Bills (9.74%)
4.667%, 4/18/2023 Cost $38,076,439)	38,300,000	$38,065,519

Total Investments (Cost $414,595,249) (99.87%)		$390,120,740
Other Net Assets (0.13%)		498,779
Net Assets (100.00%)		$390,619,519

*Non-income producing security.

(a)A portion of these securities, a total of $339,225,969, have been pledged or segregated in connection with written options.

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	3/17/2023	(92)	$110.00	$1,012,000	$(1,288)
AbbVie Inc	3/17/2023	(190)	160.00	3,040,000	(9,310)
Accenture PLC	3/17/2023	(36)	290.00	1,044,000	(1,440)
Adobe Inc	3/17/2023	(35)	380.00	1,330,000	(1,925)
Aflac Inc	3/17/2023	(280)	70.000	1,960,000	(15,120)
Alphabet Inc - Class A	3/17/2023	(130)	102.50	1,332,500	(1,560)
Alphabet Inc - Class C	3/17/2023	(130)	102.50	1,332,500	(1,690)
Amazon.com Inc	3/17/2023	(280)	110.00	3,080,000	(3,360)
American Tower Corp	3/17/2023	(58)	230.00	1,334,000	(348)
American Water Works Co Inc	3/17/2023	(127)	160.00	2,032,000	(4,445)
AmerisourceBergen Corp	3/17/2023	(70)	165.00	1,155,000	(2,100)
Aon PLC	3/17/2023	(50)	330.00	1,650,000	(1,875)
Apple Inc	3/17/2023	(217)	155.00	3,363,500	(18,662)
Archer-Daniels-Midland Co	3/3/2023	(110)	84.000	924,000	(330)
AT&T Inc	3/17/2023	(450)	20.000	900,000	(1,800)
AutoZone Inc	3/17/2023	(14)	2700.0	3,780,000	(7,000)
Bank of America Corp	3/17/2023	(300)	36.000	1,080,000	(3,600)
Berkshire Hathaway Inc	3/17/2023	(100)	325.00	3,250,000	(1,800)
Biogen Inc	3/17/2023	(40)	310.00	1,240,000	(400)
The Boeing Co	3/17/2023	(50)	225.00	1,125,000	(1,350)
Booking Holdings Inc	3/17/2023	(5)	2600.0	1,300,000	(18,000)
Bristol-Myers Squibb Co	3/17/2023	(175)	70.000	1,225,000	(13,475)
Broadcom Inc	3/17/2023	(12)	620.00	744,000	(8,988)
Caterpillar Inc	3/17/2023	(25)	260.00	650,000	(850)
CBRE Group Inc	4/21/2023	(75)	90.000	675,000	(13,800)
Centene Corp	3/17/2023	(90)	77.500	697,500	(3,240)
CF Industries Holdings Inc	3/17/2023	(40)	95.000	380,000	(1,000)
The Charles Schwab Corp	3/17/2023	(210)	85.000	1,785,000	(3,150)
Chevron Corp	3/17/2023	(60)	185.00	1,110,000	(180)
Cisco Systems Inc	3/17/2023	(225)	52.500	1,181,250	(900)
Cisco Systems Inc	3/17/2023	(225)	50.000	1,125,000	(6,975)
Citigroup Inc	3/17/2023	(70)	52.500	367,500	(3,010)
The Coca-Cola Co	3/17/2023	(322)	60.000	1,932,000	(17,710)
Colgate-Palmolive Co	4/21/2023	(34)	75.000	255,000	(3,910)
Comcast Corp	3/17/2023	(300)	40.000	1,200,000	(3,000)
Conagra Brands Inc	3/17/2023	(250)	37.000	925,000	(8,750)
ConocoPhillips	3/17/2023	(140)	120.00	1,680,000	(1,400)
Costco Wholesale Corp	3/17/2023	(71)	540.00	3,834,000	(3,479)
CVS Health Corp	3/17/2023	(100)	92.500	925,000	(300)
Deere & Co	3/17/2023	(17)	440.00	748,000	(2,958)
Devon Energy Corp	3/17/2023	(200)	70.000	1,400,000	(400)
Dominion Energy Inc	3/17/2023	(54)	60.000	324,000	(270)
Dow Inc	3/17/2023	(106)	57.500	609,500	(12,084)
DR Horton Inc	3/17/2023	(100)	95.000	950,000	(16,000)

Shelton Equity Income FundPortfolio of Investments (Unaudited) (Continued) 2/28/23

See accompanying notes to financial statements.

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Duke Energy Corp	4/21/2023	(26)	$100.00	$260,000	$(2,340)
eBay Inc	3/17/2023	(80)	47.500	380,000	(4,400)
Eli Lilly & Co	3/17/2023	(44)	370.00	1,628,000	(528)
The Estee Lauder Cos Inc	3/17/2023	(30)	270.00	810,000	(960)
Extra Space Storage Inc	3/17/2023	(80)	170.00	1,360,000	(9,600)
Exxon Mobil Corp	3/17/2023	(150)	120.00	1,800,000	(2,250)
Ford Motor Co	3/17/2023	(140)	12.350	172,900	(3,780)
General Dynamics Corp	3/17/2023	(83)	240.00	1,992,000	(3,818)
Gilead Sciences Inc	3/17/2023	(100)	87.500	875,000	(700)
The Goldman Sachs Group Inc	3/17/2023	(12)	390.00	468,000	(156)
HCA Healthcare Inc	3/17/2023	(50)	270.00	1,350,000	(1,500)
The Hershey Co	3/17/2023	(25)	245.00	612,500	(3,250)
Hilton Worldwide Holdings Inc	3/17/2023	(100)	150.00	1,500,000	(11,500)
Intel Corp	3/17/2023	(260)	31.000	806,000	(520)
Intercontinental Exchange Inc	3/17/2023	(155)	110.00	1,705,000	(2,170)
Intuit Inc	3/17/2023	(15)	430.00	645,000	(6,600)
Johnson & Johnson	3/17/2023	(120)	165.00	1,980,000	(600)
JPMorgan Chase & Co	3/17/2023	(160)	145.00	2,320,000	(32,960)
Lockheed Martin Corp	3/17/2023	(50)	490.00	2,450,000	(13,750)
Lowe’s Cos Inc	3/17/2023	(40)	230.00	920,000	(1,680)
Mastercard Inc	3/17/2023	(105)	380.00	3,990,000	(5,985)
McDonald’s Corp	3/17/2023	(20)	275.00	550,000	(960)
Merck & Co Inc	3/17/2023	(85)	110.00	935,000	(5,780)
Meta Platforms Inc	3/17/2023	(45)	185.00	832,500	(11,070)
Microsoft Corp	3/17/2023	(222)	265.00	5,883,000	(27,972)
Morgan Stanley	3/17/2023	(100)	100.00	1,000,000	(6,900)
Motorola Solutions Inc	3/17/2023	(46)	270.00	1,242,000	(11,960)
NetApp Inc	3/17/2023	(100)	72.500	725,000	(500)
Newmont Corp	3/17/2023	(72)	50.000	360,000	(360)
NextEra Energy Inc	3/17/2023	(100)	80.000	800,000	(500)
NIKE Inc	3/17/2023	(50)	130.00	650,000	(850)
NVIDIA Corp	3/17/2023	(150)	250.00	3,750,000	(52,500)
Oracle Corp	3/17/2023	(205)	92.500	1,896,250	(19,680)
O’Reilly Automotive Inc	3/17/2023	(9)	880.00	792,000	(1,800)
PACCAR Inc	3/17/2023	(105)	75.000	787,500	(4,725)
Packaging Corp of America	3/17/2023	(70)	145.00	1,015,000	(5,425)
PayPal Holdings Inc	3/17/2023	(250)	85.000	2,125,000	(2,750)
Pfizer Inc	3/17/2023	(720)	45.000	3,240,000	(2,160)
The Procter & Gamble Co	3/17/2023	(190)	145.00	2,755,000	(3,040)
QUALCOMM Inc	3/17/2023	(50)	140.00	700,000	(700)
Raytheon Technologies Corp	3/17/2023	(217)	105.00	2,278,500	(2,170)
Salesforce Inc	3/17/2023	(117)	180.00	2,106,000	(29,367)
Schlumberger NV	3/17/2023	(100)	60.000	600,000	(1,400)
Seagate Technology Holdings PLC	3/17/2023	(110)	65.000	715,000	(22,220)
The Southern Co	3/17/2023	(70)	67.500	472,500	(700)
Southwest Airlines Co	3/17/2023	(139)	37.500	521,250	(834)
Sprouts Farmers Market Inc	3/17/2023	(200)	34.000	680,000	(5,400)
Starbucks Corp	3/17/2023	(200)	115.00	2,300,000	(800)
Target Corp	3/17/2023	(64)	180.00	1,152,000	(4,864)
Texas Instruments Inc	3/17/2023	(316)	185.00	5,846,000	(13,904)
The TJX Cos Inc	3/17/2023	(160)	85.000	1,360,000	(800)
T-Mobile US Inc	3/17/2023	(90)	150.00	1,350,000	(3,060)
Ulta Beauty Inc	3/17/2023	(20)	530.00	1,060,000	(29,600)
Union Pacific Corp	3/17/2023	(83)	210.00	1,743,000	(27,390)
UnitedHealth Group Inc	3/17/2023	(63)	500.00	3,150,000	(8,505)
Verizon Communications Inc	3/17/2023	(249)	42.000	1,045,800	(996)
Visa Inc	3/17/2023	(48)	230.00	1,104,000	(3,600)

Shelton Equity Income FundPortfolio of Investments (Unaudited) (Continued) 2/28/23

See accompanying notes to financial statements.

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Walmart Inc	4/21/2023	(140)	$150.00	$2,100,000	$(15,540)
The Walt Disney Co	3/17/2023	(133)	115.00	1,529,500	(931)
Wells Fargo & Co	3/17/2023	(200)	47.500	950,000	(13,200)
Westrock Co	3/17/2023	(112)	35.000	392,000	(112)
Total Written Call Options (Premiums Received $1,619,577)				$152,505,450	$(677,304)

Nasdaq 100 Index FundPortfolio of Investments (Unaudited) 2/28/23

Security Description	Shares	Value

Common Stock (98.68%)

Communications (25.71%)
Internet (20.38%)
Airbnb Inc*	31,412	$3,872,471
Alphabet Inc - Class A*	370,167	33,337,240
Alphabet Inc - Class C*	370,053	33,415,786
Amazon.com Inc*,(a)	620,301	58,450,963
Booking Holdings Inc*	3,059	7,720,916
eBay Inc	42,805	1,964,750
JD.com Inc	38,319	1,702,896
MercadoLibre Inc*	3,967	4,839,740
Meta Platforms Inc*,(a)	177,710	31,088,587
Netflix Inc*	35,103	11,307,729
Palo Alto Networks Inc*,#	23,850	4,492,625
PDD Holdings Inc*	36,920	3,238,992
		195,432,695
Media (2.24%)
Charter Communications Inc*	12,279	4,513,883
Comcast Corp	340,290	12,648,579
Sirius XM Holdings Inc#	306,791	1,346,812
Warner Bros Discovery Inc*,#	191,554	2,992,073
		21,501,347
Telecommunications (3.09%)
Cisco Systems Inc	324,051	15,690,549
T-Mobile US Inc*	98,140	13,953,545
		29,644,094

Total Communications		246,578,136

Consumer, Cyclical (9.97%)
Copart Inc*	37,568	2,647,041
Costco Wholesale Corp	34,913	16,904,176
Dollar Tree Inc*,#	17,447	2,534,700
Fastenal Co	45,179	2,329,429
Lucid Group Inc*,#	141,385	1,290,845
Lululemon Athletica Inc*	9,647	2,982,852
Marriott International Inc	24,969	4,225,754
O’Reilly Automotive Inc*	4,936	4,097,374
PACCAR Inc	41,148	2,970,886
Rivian Automotive Inc*,#	72,028	1,390,140
Ross Stores Inc	27,376	3,026,143
Starbucks Corp	90,539	9,243,127
Tesla Inc*	192,003	39,496,937

Security Description	Shares	Value
Walgreens Boots Alliance Inc#	68,217	$2,423,750
Total Consumer, Cyclical		95,563,154

Consumer, Non-Cyclical (12.46%)
Align Technology Inc*,#	6,161	1,906,830
Amgen Inc	42,089	9,750,338
AstraZeneca PLC	49,607	3,233,384
Automatic Data Processing Inc	32,722	7,192,950
Biogen Inc*	11,359	3,065,340
Cintas Corp	8,010	3,512,145
CoStar Group Inc*	27,400	1,936,084
Dexcom Inc*,#	30,468	3,382,253
Gilead Sciences Inc	98,936	7,967,316
IDEXX Laboratories Inc*	6,532	3,091,204
Illumina Inc*	12,408	2,471,674
Intuitive Surgical Inc*	27,875	6,394,246
Keurig Dr Pepper Inc	111,715	3,859,753
The Kraft Heinz Co#	96,623	3,762,500
Moderna Inc*,#	30,304	4,206,498
Mondelez International Inc	107,721	7,021,255
Monster Beverage Corp*	41,155	4,187,933
PayPal Holdings Inc*	89,926	6,618,554
PepsiCo Inc	108,675	18,858,373
Regeneron Pharmaceuticals Inc*	8,446	6,422,507
Seagen Inc*	14,644	2,631,380
Verisk Analytics Inc	12,336	2,110,813
Vertex Pharmaceuticals Inc*	20,248	5,877,792
Total Consumer, Non-Cyclical		119,461,122

Energy (0.69%)
Baker Hughes Co	78,996	2,417,278
Diamondback Energy Inc	13,882	1,951,532
Enphase Energy Inc*	10,721	2,257,092
Total Energy		6,625,902

Industrial (1.89%)
CSX Corp	165,840	5,056,462
Honeywell International Inc	53,033	10,154,759
Old Dominion Freight Line Inc#	8,714	2,956,312
Total Industrial		18,167,533

Security Description	Shares	Value
Technology (46.77%)
Computers (12.99%)
Apple Inc(a)	777,981	$114,682,177
Cognizant Technology Solutions Corp	40,538	2,538,895
Crowdstrike Holdings Inc*	17,217	2,077,920
Fortinet Inc*	61,624	3,662,931
Zscaler Inc*,#	12,027	1,577,341
		124,539,264
Semiconductors (15.89%)
Advanced Micro Devices Inc*	127,184	9,994,119
Analog Devices Inc	40,173	7,370,540
Applied Materials Inc#	67,862	7,882,171
ASML Holding NV	6,968	4,304,343
Broadcom Inc	31,946	18,985,188
GLOBALFOUNDRIES Inc*,#	42,995	2,809,293
Intel Corp	325,542	8,115,762
KLA Corp	11,178	4,240,710
Lam Research Corp	10,757	5,228,010
Marvell Technology Inc	67,254	3,036,518
Microchip Technology Inc	43,385	3,515,487
Micron Technology Inc#	85,757	4,958,470
NVIDIA Corp	194,047	45,049,952
NXP Semiconductors NV	20,440	3,648,131
QUALCOMM Inc	88,425	10,923,140
Texas Instruments Inc	71,590	12,274,106
		152,335,940
Software (17.89%)
Activision Blizzard Inc	61,734	4,707,218
Adobe Inc*	36,671	11,879,570
ANSYS Inc*	6,871	2,086,104
Atlassian Corp*	11,695	1,921,839
Autodesk Inc*	17,027	3,383,095
Cadence Design Systems Inc*	21,638	4,174,836
Datadog Inc*	23,035	1,762,638
Electronic Arts Inc	21,777	2,415,940
Fiserv Inc*	50,091	5,764,973
Intuit Inc	22,159	9,022,702
Microsoft Corp	451,378	112,582,701
Paychex Inc	28,428	3,138,451
Synopsys Inc*	12,061	4,387,309
Workday Inc*	15,932	2,954,908

Nasdaq 100 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/23

See accompanying notes to financial statements.

Security Description	Shares	Value
Zoom Video Communications Inc*	19,376	$1,445,256
		171,627,540

Total Technology		448,502,744

Utilities (1.19%)
American Electric Power Co Inc#	40,534	3,565,776
Constellation Energy Corp	25,793	1,931,638
Exelon Corp	78,387	3,166,051
Xcel Energy Inc	43,167	2,787,293
Total Utilities		11,450,758

Total Common Stock (Cost $450,430,797)		946,349,349

Security Description	Shares	Value
United States Treasury Bills (1.24%)
4.667%, 4/18/2023 (Cost $11,929,002)	12,000,000	$11,926,533

Collateral Received for Securities on Loan (3.30%)
Mount Vernon Liquid Assets Portfolio 7-Day Yield: 4.75% (Cost $31,589,232)		31,589,232

Total Investments (Cost $493,949,031) (103.22%)		$989,865,114
Liabilities in Excess of Other Assets (-3.22%)		(30,885,268)
Net Assets (100.00%)		$958,979,846

*Non-income producing security.

#Loaned security; a portion of this security is on loan at February 28, 2023. The aggregate amount of securities on loan at February 28, 2023 is $31,039,219.

(a)A portion of these securities, a total of $53,491,219, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at February 28, 2023:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-Mini	Notional Amount	Value	Unrealized Depreciation
51 / Mar 2023 / Long / CME	$12,589,565	$12,313,746	$(275,819)

Shelton Sustainable Equity FundPortfolio of Investments (Unaudited) 2/28/23

Security Description	Shares	Value

Common Stock (97.58%)

Communications (0.32%)
SK Telecom Co Ltd	34,210	$651,016

Consumer, Cyclical (7.27%)
Interface Inc	78,600	693,252
Steelcase Inc	119,200	938,104
Tesla Inc*	63,550	13,072,871
Total Consumer, Cyclical		14,704,227

Consumer, Non-Cyclical (15.42%)
Bunge Ltd	105,000	10,027,500
Danaher Corp	30,000	7,425,900
Danone SA	87,300	988,236
Darling Ingredients Inc*	165,000	10,439,550
Moderna Inc*	16,720	2,320,903
Total Consumer, Non-Cyclical		31,202,089

Energy (15.05%)
Enphase Energy Inc*	41,200	8,673,836
First Solar Inc*	77,322	13,078,243

Security Description	Shares	Value
SolarEdge Technologies Inc*	13,135	$4,175,879
SunPower Corp*	300,536	4,514,051
Total Energy		30,442,009

Financial (7.26%)
Alexandria Real Estate Equities Inc	26,400	3,954,192
Hannon Armstrong Sustainable Infrastructure Capital Inc	314,500	9,878,445
Vornado Realty Trust	42,900	848,562
Total Financial		14,681,199

Industrial (45.11%)
ABB Ltd	133,500	4,445,550
Accelleron Industries AG*	4,875	118,560
Advanced Energy Industries Inc	52,700	4,905,316
AECOM	125,000	10,795,000
Ag Growth International Inc	125,000	5,038,254
Deere & Co	29,000	12,157,960
Energy Recovery Inc*	170,000	3,751,900

Security Description	Shares	Value
Schneider Electric SE	40,000	$6,437,579
Siemens AG	40,000	6,123,572
The Timken Co	135,000	11,535,750
Valmont Industries Inc	43,000	13,645,190
Xylem Inc	120,000	12,318,000
Total Industrial		91,272,631

Utilities (7.15%)
Brookfield Renewable Corp	366,700	10,212,595
NextEra Energy Inc	60,000	4,261,800
Total Utilities		14,474,395

Total Common Stock (Cost $174,922,774)		197,427,566

Total Investments (Cost $174,922,774) (97.58%)		$197,427,566
Other Net Assets (2.42%)		4,891,723
Net Assets (100.00%)		$202,319,289

*Non-income producing security.

See accompanying notes to financial statements.

Statement of Assets & Liabilities February 28, 2023 (Unaudited)

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund		S&P MidCap Index Fund
Assets
Investments in securities
Cost of investments	$46,399,569	$15,997,847	$23,147,844	$83,075,084		$84,981,911
Fair value of investments (Note 1)	45,661,954	14,957,749	23,147,844	219,570,658	(a)	119,018,853	(b)
Cash	120,274	271,709	109,956	43,701		88,827
Cash held at broker	—	—	—	3,062		2,400
Interest receivable	358,445	58,905	—	—		—
Dividend receivable	—	—	—	336,102		87,319
Variation margin receivable	—	—	—	—
Receivable from investment advisor	—	28	1,079	—		—
Receivable for fund shares sold	979	2,127	358,062	9,980		3,040
Receivable for investment securities Sold	—	—	—	—		—
Securities Lending income receivable	—	—	—	890		1,451
Prepaid expenses	3,318	16,346	9,669	23,774		14,302
Total assets	$46,144,970	$15,306,864	$23,626,610	$219,988,167		$119,216,192

Liabilities
Written options, at value (premiums $1,619,577)	—	—	—	—		—
Variation margin payable	—	—	—	3,125		2,500
Cash due to Broker
Collateral for securities loaned	—	—	—	11,983,914		6,015,386
Payable to investment advisor	17,849	5,914	10,041	40,963		35,374
Payable for investments purchased	—	—	—	—		—
Payable for fund shares purchased	4,969	230	9,433	4,061		948
Distributions payable	12,110	542	362	—		—
Accrued 12b-1 fees	—	155	—	433		150
Accrued shareholder service fees	—	—	—	263		68
Accrued administration fees	2,663	878	1,336	12,223		6,597
Accrued CCO fees	1,200	—	283	8,574		4,104
Accrued custody fees	1,134	860	1,176	4,610		4,650
Accrued fund accounting fees	10,507	2,530	5,282	30,725		20,348
Accrued printing fees	2,622	597	—	—		—
Accrued state registration fees	9,689	31,182	10,105	15,234		18,038
Accrued transfer agent fees	7,002	8,521	7,846	9,582		7,086
Accrued trustee fees	925	—	527	2,371		2,008
Accrued expenses	8,079	—	—	7,594		9,433
Total liabilities	78,749	51,409	46,391	12,123,672		6,126,690

Net assets	$46,066,221	$15,255,455	$23,580,219	$207,864,495		$113,089,502

Net assets at February 28, 2023 consist of
Paid-in capital	$46,836,944	$16,571,470	$23,519,483	$68,627,966		$75,609,741
Distributable earnings/(loss)	(770,723)	(1,316,015)	60,736	139,236,529		37,479,761
Total net assets	$46,066,221	$15,255,455	$23,580,219	$207,907,607		$113,114,993

Net assets
Investor Shares	$46,066,221	$14,470,139	$23,580,219	$205,667,918		$112,322,578
K Shares		$785,316		$2,196,577		$766,924
Institutional Shares

Shares outstanding
Investor Shares (no par value, unlimited shares authorized)	4,354,248	1,541,177	23,590,642	3,393,809		4,585,469
K Shares (no par value, unlimited shares authorized)		83,498		36,357		32,712
Institutional Shares (no par value, unlimited shares authorized)

Net asset value per share
Investor Shares	$10.58	$9.39	$1.00	$60.60		$24.50
K Shares		$9.41		$60.42		$23.44
Insitutional Shares

(a)Includes securities on loan of $10,252,747.

(b)Includes securities on loan of $415,178.

(c)Includes securities on loan of $216,302.

(d)Includes securities on loan of $31,039,219.

See accompanying notes to financial statements.

Statement of Assets & Liabilities February 28, 2023 (Unaudited) (Continued)

	S&P SmallCap Index Fund		Shelton Equity Income Fund	Nasdaq-100 Index Fund		Shelton Sustainable Equity Fund
Assets
Investments in securities
Cost of investments	$43,452,139		$414,595,249	$515,851,018		$174,201,375
Fair value of investments (Note 1)	58,726,535	(c)	390,120,740	1,011,767,101	(d)	197,427,566
Cash	34,647		78,259	(3,676)		4,721,306
Cash held at broker	2,695		391,626	86,740		—
Interest receivable	—		—	—		—
Dividend receivable	37,110		602,861	874,197		367,980
Variation margin receivable			—			—
Receivable from investment advisor	—		—	269,208		—
Receivable for fund shares sold	2,743		489,390	319,072		194,595
Receivable for investment securities Sold	—		—	—		—
Securities Lending income receivable	851		—	24,072		—
Prepaid expenses	7,872		110,305	118,929		67,940
Total assets	$58,812,453		$391,793,181	$1,013,455,643		$202,779,387

Liabilities
Written options, at value (premiums $1,619,577)	—		677,304	—		—
Variation margin payable	70		—	11,220		—
Cash due to Broker
Collateral for securities loaned	2,888,566		—	53,491,219		—
Payable to investment advisor	21,883		152,013	321,039		118,634
Payable for investments purchased	—		—	—		—
Payable for fund shares purchased	4,083		161,653	197,621		245,094
Distributions payable	—		—	992		—
Accrued 12b-1 fees	386		134	5,113		—
Accrued shareholder service fees	63		1	187,801		39,140
Accrued administration fees	3,265		22,679	56,182		11,799
Accrued CCO fees	1,130		12,990	15,144		5,049
Accrued custody fees	4,008		4,482	18,945		—
Accrued fund accounting fees	17,523		33,854	91,735		24,080
Accrued printing fees	—		—	—		—
Accrued state registration fees	14,945		—	—		—
Accrued transfer agent fees	6,462		89,915	24,450		8,245
Accrued trustee fees	974		2,559	734		1,267
Accrued expenses	9,269		16,078	53,602		6,790
Total liabilities	2,972,627		1,173,662	54,475,797		460,098

Net assets	$55,839,826		$390,619,519	$958,979,846		$202,319,289

Net assets at February 28, 2023 consist of
Paid-in capital	$40,181,848		$415,521,743	$481,804,129		$217,946,882
Distributable earnings/(loss)	15,657,978		(24,902,224)	477,175,717		(15,627,593)
Total net assets	$55,859,805		$389,315,823	$959,843,349		$202,322,668

Net assets
Investor Shares	$53,863,395		$389,941,086	$931,491,217		$196,607,170
K Shares	$1,976,431		$678,433	$26,040,975
Institutional Shares				$1,447,654		$5,712,119

Shares outstanding
Investor Shares (no par value, unlimited shares authorized)	2,501,244		25,404,453	35,809,738		6,104,874
K Shares (no par value, unlimited shares authorized)	95,538		46,333	1,042,001
Institutional Shares (no par value, unlimited shares authorized)				55,655		177,084

Net asset value per share
Investor Shares	$21.53		$15.35	$26.01		$32.20
K Shares	$20.69		$14.64	$24.99
Insitutional Shares				$26.01		$32.26

(a)Includes securities on loan of $10,252,747.

(b)Includes securities on loan of $415,178.

(c)Includes securities on loan of $216,302.

(d)Includes securities on loan of $31,039,219.

See accompanying notes to financial statements.

Statement of Operations February 28, 2023 (Unaudited)

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund	S&P MidCap Index Fund
Investment income
Interest income	$647,880	$157,657	$419,665	$13,899	$14,975
Dividend income (tax withheld: -, -, -, $387, respectively)	—	—	—	1,800,450	906,740
Securities Lending Income	—	—	—	9,076	9,952
Total	647,880	157,657	419,665	1,823,425	931,667

Expenses
Management fees (Note 2)	114,086	38,035	63,990	255,390	215,553
Administration fees (Note 2)	17,166	5,723	9,644	76,837	40,533
Transfer agent fees	6,147	5,129	8,545	15,015	10,187
Accounting services	8,432	6,069	9,314	16,120	10,713
Custodian fees	805	452	1,081	5,260	3,832
Broker Fees	—	—	—	—	—
Legal and audit fees	9,198	7,435	12,311	17,841	11,788
CCO fees (Note 2)	2,560	692	1,725	11,326	5,639
Trustees fees	2,798	2,577	3,201	2,536	2,520
Insurance	1,104	338	631	4,817	2,444
Printing	6,042	5,572	4,616	7,067	6,168
Registration and dues	2,171	3,903	2,778	9,172	6,690
12b-1 fees Class K (Note 2)	—	982	—	2,647	912
Shareholder service fees Class K (Note 2)	—	982	—	2,647	912
Shareholder service fees Investor Class (Note 2)	—	—	—	—	—
Licensing fee	—	—	—	19,917	10,834
Total expenses	170,509	77,889	117,836	446,592	328,725
Less class specific expenses waived	—	—	—	—	—
Less reimbursement from manager (Note 2)	—	(20,185)	(35,013)	—	—
Net expenses	170,509	57,704	82,823	446,592	328,725
Net investment income	477,371	99,953	336,842	1,376,833	602,942

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	(367)	(179,982)	263	2,845,297	3,444,109
Net realized gain/(loss) from futures contracts	—	—	—	14,414	76,155
Net realized gain/(loss) from written options contracts	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(337,529)	(243,587)	—	(1,870,936)	4,113,413
Change in unrealized appreciation/(depreciation) of futures	—	—	—	8,325	(7,910)
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—
Net realized and unrealized gain/(loss) on investments	(337,896)	(423,569)	263	997,100	7,625,767
Net increase/(decrease) in net assets resulting from operations	$139,475	$(323,616)	$337,105	$2,373,933	$8,228,709

See accompanying notes to financial statements.

Statement of Operations February 28, 2023 (Unaudited) (Continued)

	S&P SmallCap Index Fund	Shelton Equity Income Fund	Nasdaq-100 Index Fund	Shelton Sustainable Equity Fund
Investment income
Interest income	$7,954	$792,177	$102,937	$—
Dividend income (tax withheld: $-, $438, $615, $10,053, $88,985, respectively)	489,249	3,184,393	4,400,445	$1,696,525
Securities Lending Income	2,951	211	160,125	—
Total	500,154	3,976,781	4,663,507	1,696,525

Expenses
Management fees (Note 2)	133,962	915,409	1,150,149	886,151
Administration fees (Note 2)	20,152	137,711	346,001	81,804
Transfer agent fees	6,353	86,625	55,134	25,720
Accounting services	7,975	32,090	64,271	23,476
Custodian fees	2,899	7,555	18,811	5,282
Broker Fees	—	132	(2)	—
Legal and audit fees	9,519	25,018	42,279	26,254
CCO fees (Note 2)	2,766	22,374	68,732	17,342
Trustees fees	2,557	2,590	3,560	3,604
Insurance	1,150	8,548	26,530	6,402
Printing	5,397	22,500	22,872	11,532
Registration and dues	5,732	44,342	65,275	40,701
12b-1 fees Class K (Note 2)	2,321	825	31,419	—
Shareholder service fees Class K (Note 2)	2,321	825	31,419	—
Shareholder service fees Investor Class (Note 2)	—	—	1,118,603	200,963
Licensing fee	8,407	—	137,460	—
Total expenses	211,511	1,306,544	3,182,513	1,329,231
Less class specific expenses waived	—	—	—	—
Less reimbursement from manager (Note 2)	—	—	(806,080)	—
Net expenses	211,511	1,306,544	2,376,433	1,329,231
Net investment income	288,643	2,670,237	2,287,074	367,294

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	498,517	3,253,276	(11,352,017)	(21,597,617)
Net realized gain/(loss) from futures contracts	23,227	—	(104,883)	—
Net realized gain/(loss) from written options contracts	—	6,935,120	—	—
Change in unrealized appreciation/(depreciation) of investments	2,399,595	(1,374,281)	(8,003,876)	(74,418)
Change in unrealized appreciation/(depreciation) of futures	4,750	—	587,540	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	(361,423)	—	—
Net realized and unrealized gain/(loss) on investments	2,926,089	8,452,692	(18,873,236)	(21,672,035)
Net increase/(decrease) in net assets resulting from operations	$3,214,732	$11,122,929	$(16,586,162)	$(21,304,741)

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Green California Tax-Free Income Fund		U.S. Government Securities Fund		The United States Treasury Trust
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Operations
Net investment income/(loss)	$477,371	$968,976	$99,953	$195,863	$336,842	$67,083
Net realized gain/(loss) from security transactions and foreign currency	(367)	159,070	(179,982)	(14,536)	263	22
Net realized gain/(loss) from futures contracts	—	—	—	—	—	—
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(337,529)	(4,723,191)	(243,587)	(1,623,256)	—	—
Change in unrealized appreciation/(depreciation) of futures	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	139,475	(3,595,145)	(323,616)	(1,441,929)	337,105	67,105

Distributions to shareholders
Distributions
Investor shares	(476,873)	(1,016,587)	(97,983)	(209,630)	(339,236)	(67,021)
K shares	—	—	(3,376)	(9,061)	—	— (a)
Institutional Shares

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(176,029)	(5,710,456)	(112,520)	(2,776,600)	(7,751,956)	(5,941,616)
Total increase/(decrease)	(513,427)	(10,322,188)	(537,495)	(4,437,220)	(7,754,087)	(5,941,532)

Net assets
Beginning of year	$46,579,648	$56,901,836	$15,792,950	$20,230,170	$31,334,307	$37,275,839
End of year	$46,066,221	$46,579,648	15,255,455	$15,792,950	$23,580,220	$31,334,307

(a)The United States Treasury Trust K Shares closed on December 27, 2019.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Operations
Net investment income/(loss)	$1,376,833	$2,467,252	$602,942	$1,068,515	$288,643	$466,429
Net realized gain/(loss) from security transactions and foreign currency	2,845,297	7,185,092	3,444,109	9,704,275	498,517	4,940,808
Net realized gain/(loss) from futures contracts	14,414	(80,989)	76,155	112,513	23,227	24,713
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(1,870,936)	(37,672,446)	4,113,413	(24,491,679)	2,399,595	(13,361,258)
Change in unrealized appreciation/(depreciation) of futures	8,325	(58,713)	(7,910)	(40,940)	4,750	(25,630)
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	2,373,933	(28,159,804)	8,228,709	(13,647,316)	3,214,732	(7,954,938)

Distributions to shareholders
Distributions
Investor shares	(8,521,818)	(13,532,177)	(8,395,163)	(12,280,634)	(4,655,106)	(5,860,549)
K shares	(83,838)	(188,678)	(56,886)	(112,557)	(168,830)	(299,898)
Institutional Shares

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	3,599,011	4,898,712	4,086,005	1,801,629	1,583,191	1,950,529
Total increase/(decrease)	(2,632,712)	(36,981,947)	3,862,665	(24,238,878)	(26,013)	(12,164,856)

Net assets
Beginning of year	$210,497,207	$247,479,154	$109,226,837	$133,465,715	$55,865,839	$68,030,695
End of year	$207,864,495	$210,497,207	$113,089,502	$109,226,837	55,839,826	$55,865,839

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Equity Income Fund		Nasdaq-100 Index Fund		Shelton Sustainable Equity Fund
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Operations
Net investment income/(loss)	$2,670,237	$2,668,635	$2,287,074	$3,142,816	$367,294	$2,851,613
Net realized gain/(loss) from security transactions and foreign currency	3,253,276	19,058,967	(11,352,017)	23,542,080	(21,597,617)	(16,978,842)
Net realized gain/(loss) from futures contracts	—	—	(104,883)	(1,763,592)	—	—
Net realized gain/(loss) from written options contracts	6,935,120	4,399,068	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(1,374,281)	(57,530,314)	(8,003,876)	(290,003,613)	(74,418)	(80,735,219)
Change in unrealized appreciation/(depreciation) of futures	—	—	587,540	(1,084,060)	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	(361,423)	1,224,342	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	11,122,929	(30,179,302)	(16,586,162)	(266,166,369)	(21,304,741)	(94,862,448)

Distributions to shareholders
Distributions
Investor shares	(19,385,647)	(30,776,683)	(29,184,225)	(32,597,372)	(695,269)	(15,166,305)
K shares	(34,297)	(144,139)	(793,394)	(996,505)	—	—
Institutional Shares					(4,404)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	38,066,373	194,146,788	6,458,930	72,149,358	(55,345,640)	46,156,495
Total increase/(decrease)	29,769,358	133,046,664	(40,104,851)	(227,610,888)	(77,350,054)	(63,872,258)

Net assets
Beginning of year	$360,850,161	$227,803,497	$999,084,697	$1,226,695,585	$279,669,343	$343,541,601
End of year	$390,619,519	$360,850,161	$958,979,846	$999,084,697	$202,319,289	$279,669,343

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Green California Tax-Free Income Fund	Investor Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Value	Shares	Value
Shares sold	79,337	$837,513	122,728	$1,356,897
Shares issued in reinvestment of distributions	37,915	399,565	74,353	824,808
Shares repurchased	(133,866)	(1,413,107)	(711,296)	(7,892,161)
Net increase/(decrease)	(16,614)	$(176,029)	(514,215)	$(5,710,456)

U.S. Government Securities Fund	Investor Shares				K Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022		Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	94,565	$895,595	181,407	$1,840,596	3,966	$37,606	36,173	$372,544
Shares issued in reinvestment of distributions	10,034	94,708	20,109	202,639	357	3,376	897	9,061
Shares repurchased	(118,491)	(1,122,871)	(426,650)	(4,334,767)	(2,222)	(20,934)	(86,196)	(866,673)
Net increase/(decrease)	(13,892)	$(132,568)	(225,134)	$(2,291,532)	2,101	$20,048	(49,126)	$(485,068)

US Treasury Trust Fund	Investor Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares/Value		Shares/Value
Shares sold	12,782,958	$12,782,958		$34,910,113
Shares issued in reinvestment of distributions	323,642	323,642		65,763
Shares repurchased	(20,858,556)	(20,858,556)		(40,917,492)
Net increase/(decrease)	(7,751,956)	$(7,751,956)	—	$(5,941,616)

S&P 500 Index Fund	Investor Shares				K Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022		Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	114,499	$6,970,123	260,153	$18,097,904	826	$49,689	2,710	$180,742
Shares issued in reinvestment of distributions	116,395	7,144,658	159,569	11,384,922	1,362	83,769	2,637	188,510
Shares repurchased	(176,282)	(10,644,398)	(342,692)	(23,354,207)	(80)	(4,830)	(23,475)	(1,599,159)
Net increase/(decrease)	54,612	$3,470,383	77,030	$6,128,619	2,108	$128,628	(18,128)	$(1,229,907)

S&P MidCap Index Fund	Investor Shares				K Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022		Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	60,096	$1,469,142	96,248	$2,618,757	656	$15,123	2,481	$63,425
Shares issued in reinvestment of distributions	334,086	8,064,674	429,839	11,755,486	2,454	56,831	4,272	112,414
Shares repurchased	(226,383)	(5,459,231)	(447,959)	(12,207,476)	(2,702)	(60,534)	(20,062)	(540,977)
Net increase/(decrease)	167,799	$4,074,585	78,128	$2,166,767	408	$11,420	(13,309)	$(365,138)

S&P SmallCap Index Fund	Investor Shares				K Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022		Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	66,351	$1,425,977	148,746	$3,703,635	1,108	$22,722	6,014	$137,146
Shares issued in reinvestment of distributions	208,829	4,459,891	222,514	5,604,347	8,213	168,830	12,339	299,898
Shares repurchased	(209,184)	(4,482,841)	(256,589)	(6,275,378)	(556)	(11,388)	(64,531)	(1,519,119)
Net increase/(decrease)	65,996	$1,403,027	114,671	$3,032,604	8,765	$180,164	(46,178)	$(1,082,075)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Shelton Equity Income Fund	Investor Shares				K Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022		Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	4,681,899	$72,196,249	12,597,515	$218,021,826	1,253	$18,433	3,720	$60,370
Shares issued in reinvestment of distributions	1,159,160	17,421,252	1,607,633	27,963,653	2,388	34,296	8,459	144,139
Shares repurchased	(3,345,205)	(51,591,311)	(3,024,158)	(51,335,337)	(851)	(12,546)	(43,070)	(707,864)
Net increase/(decrease)	2,495,854	$38,026,190	11,180,990	$194,650,142	2,790	$40,183	(30,889)	$(503,355)

Nasdaq-100 Index Fund	Investor Shares				K Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022		Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	2,587,923	$66,106,206	8,207,545	$262,085,536	39,725	$989,393	84,061	$2,558,195
Shares issued in reinvestment of distributions	1,073,852	27,690,059	871,117	30,760,111	31,848	793,394	28,859	996,505
Shares repurchased	(3,478,237)	(88,964,294)	(6,968,524)	(218,271,979)	(69,226)	(1,675,453)	(197,383)	(5,979,036)
Net increase/(decrease)	183,538	$4,831,971	2,110,138	$74,573,668	2,347	$107,334	(84,463)	$(2,424,336)

Nasdaq-100 Index Fund	Institutional Shares
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Value	Shares	Value
Shares sold	55,930	$1,526,794	1	$27
Shares issued in reinvestment of distributions	—	1
Shares repurchased	(275)	(7,170)
Net increase/(decrease)	55,655	$1,519,625	1	$27

Shelton Sustainable Equity Fund	Investor Shares				Institutional Shares*
	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022		Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	875,133	$28,415,078	3,834,712	$155,866,351	177,188	$5,666,826	—	$—
Shares issued in reinvestment of distributions	21,136	652,458	325,413	14,496,140	142	4,404	—	—
Shares repurchased	(2,784,567)	(90,076,216)	(3,168,001)	(124,205,996)	(247)	(8,190)	—	—
Net increase/(decrease)	(1,888,298)	$(61,008,680)	992,124	$46,156,495	177,083	$5,663,040	—	$—

*Class commenced operations on October 10, 2022

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period)

Green California Tax-Free Income Fund Investor Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018
Net asset value, beginning of year	$10.66		$11.65	$11.76	$11.72	$11.29	$11.65
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.11		0.21	0.21	0.21	0.23	0.23
Net gain/(loss) on securities (both realized and unrealized)	(0.08)		(0.98)	(0.10)	0.06	0.45	(0.31)
Total from investment operations	0.03		(0.77)	0.11	0.27	0.68	(0.08)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.11)		(0.22)	(0.22)	(0.21)	(0.23)	(0.24)
Distributions from capital gains	—		—	—	(0.02)	(0.02)	(0.04)
Total distributions	(0.11)		(0.22)	(0.22)	(0.23)	(0.25)	(0.28)
Net asset value, end of year or period	$10.58		$10.66	$11.65	$11.76	$11.72	$11.29

Total return	0.26%		(6.68)%	0.96%	2.31%	6.10%	(0.74)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$46,066		$46,580	$56,902	$61,357	$66,144	$68,253
Ratio of expenses to average net assets	0.75	%(b)	0.76%	0.74%	0.75%	0.77%	0.76%
Ratio of net investment income/(loss) to average net assets	2.11	%(b)	1.86%	1.82%	1.82%	2.01%	2.02%
Portfolio turnover	1%		15%	7%	9%	4%	12%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

U.S. Government Securities Fund Investor Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018
Net asset value, beginning of year	$9.65		$10.59		$10.94		$10.57		$9.98		$10.32
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.06		0.11		0.12		0.13		0.15		0.14
Net gain/(loss) on securities (both realized and unrealized)	(0.32)		(0.92)		(0.35)		0.37		0.59		(0.33)
Total from investment operations	(0.26)		(0.81)		(0.23)		0.50		0.74		(0.19)
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.13)		(0.12)		(0.13)		(0.15)		(0.15)
Total distributions	—		(0.13)		(0.12)		(0.13)		(0.15)		(0.15)
Net asset value, end of year or period	$9.39		$9.65		$10.59		$10.94		$10.57		$9.98

Total return	(0.50)%		(7.72)%		(2.14)%		4.78%		7.48%		(1.88)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$14,470		$15,006		$18,846		$22,034		$17,263		$15,668
Ratio of expenses to average net assets:
Before expense reimbursements	0.73	%(b)	1.08%		1.00%		0.93%		0.99%		0.89%
After expense reimbursements	0.73	%(b),(c)	0.75	%(c)	0.75	%(c)	0.75	%(c)	0.76	%(c)	0.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.34	%(b)	0.80%		0.84%		1.07%		1.23%		1.29%
After expense reimbursements	1.34	%(b)	1.12%		1.10%		1.25%		1.47%		1.42%
Portfolio turnover	11%		9%		15%		10%		8%		13%

U.S. Government Securities Fund K Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018
Net asset value, beginning of year	$9.67		$10.61		$10.96		$10.59		$10.01		$10.35
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.04		0.06		0.06		0.08		0.10		0.09
Net gain/(loss) on securities (both realized and unrealized)	(0.30)		(0.92)		(0.35)		0.37		0.58		(0.33)
Total from investment operations	(0.26)		(0.86)		(0.29)		0.45		0.68		(0.24)
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.08)		(0.06)		(0.08)		(0.10)		(0.10)
Total distributions	—		(0.08)		(0.06)		(0.08)		(0.10)		(0.10)
Net asset value, end of year or period	$9.41		$9.67		$10.61		$10.96		$10.59		$10.01

Total return	(0.58)%		(8.14)%		(2.61)%		4.28%		6.87%		(2.37)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$785		$787		$1,385		$1,672		$2,250		$3,691
Ratio of expenses to average net assets:
Before expense reimbursements	1.24	%(b)	1.58%		1.51%		1.44%		1.49%		1.39%
After expense reimbursements	1.24	%(b),(c)	1.25	%(c)	1.25	%(c)	1.26	%(c)	1.26	%(c)	1.25%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.85	%(c)	0.28%		0.33%		0.58%		0.75%		0.78%
After expense reimbursements	0.85	%(c)	0.62%		0.60%		0.76%		0.98%		0.92%
Portfolio turnover	11%		9%		15%		10%		8%		13%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

(c)See Note 2 for reference to expenses excluded.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

The United States Treasury Trust Investor Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01		—	(b)	—		0.01		0.02		0.01
Net gain/(loss) on securities (both realized and unrealized)	(0.01)		—		—		—		—		—
Total from investment operations	—		—		—		0.01		0.02		0.01
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	(b)	—		(0.01)		(0.02)		(0.01)
Distributions from capital gains	—		—		—		—		—		—
Total distributions	—		—		—		(0.01)		(0.02)		(0.01)
Net asset value, end of year or period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.55%		0.20%		0.00%		0.67%		1.75%		0.98%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$23,580		$31,334		$37,276		$36,917		$37,479		$53,079
Ratio of expenses to average net assets:
Before expense reimbursements	0.67	%(c)	0.81%		0.77%		0.78%		0.77%		0.77%
After expense reimbursements	0.65	%(c),(d)	0.24	%(d)	0.07	%(d)	0.45	%(d)	0.55	%(d)	0.46	%(e)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.30%		(0.37)%		(0.70)%		0.35%		1.51%		0.65%
After expense reimbursements	1.31%		0.19%		0.00%		0.68%		1.73%		0.96	%(e)

(a)Calculated based upon average shares outstanding.

(b)Less than $0.05 per share.

(c)Annualized.

(d)See Note 2 for reference to expenses excluded.

(e)Includes negative yield waiver adjustment.

S&P 500 Index Fund Investor Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018
Net asset value, beginning of year	$62.40		$74.67	$62.19	$56.00	$56.03	$48.26
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.41		0.73	0.73	0.81	0.82	0.82
Net gain/(loss) on securities (both realized and unrealized)	(2.21)		(8.86)	16.93	10.49	0.44	8.48
Total from investment operations	(1.80)		(8.13)	17.66	11.30	1.26	9.30
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.79)	(0.77)	(0.85)	(0.88)	(0.77)
Distributions from capital gains	—		(3.35)	(4.41)	(4.26)	(0.41)	(0.76)
Total distributions	—		(4.14)	(5.18)	(5.11)	(1.29)	(1.53)
Net asset value, end of year or period	$60.60		$62.40	$74.67	$62.19	$56.00	$56.03

Total return	3.63%		(11.54)%	30.46%	21.44%	2.40%	19.64%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$205,668		$208,367	$243,580	$196,133	$185,170	$182,362
Ratio of expenses to average net assets:
Before expense reimbursements	0.43	%(b)	0.43%	0.43%	0.48%	0.50%	0.50%
After expense reimbursements	0.43	%(b)	0.43%	0.43%	0.48%	0.50%	0.45%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.36	%(b)	1.06%	1.09%	1.46%	1.52%	1.53%
After expense reimbursements	1.36	%(b)	1.06%	1.09%	1.46%	1.52%	1.58%
Portfolio turnover	0%		3%	9%	8%	3%	3%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P 500 Index Fund K Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018
Net asset value, beginning of year	$62.20		$74.45	$62.02	$55.92	$55.96	$48.24
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.26		0.37	0.40	0.53	0.54	0.56
Net gain/(loss) on securities (both realized and unrealized)	(2.04)		(8.83)	16.89	10.47	0.45	8.48
Total from investment operations	(1.78)		(8.46)	17.29	11.00	0.99	9.04
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.44)	(0.45)	(0.64)	(0.62)	(0.56)
Distributions from capital gains	—		(3.35)	(4.41)	(4.26)	(0.41)	(0.76)
Total distributions	—		(3.79)	(4.86)	(4.90)	(1.03)	(1.32)
Net asset value, end of year or period	$60.42		$62.20	$74.45	$62.02	$55.92	$55.96

Total return	3.53%		(11.99)%	29.82%	20.84%	1.88%	19.05%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$2,197		$2,130	$3,899	$3,085	$6,165	$9,919
Ratio of expenses to average net assets:
Before expense reimbursements	0.93	%(b)	0.93%	0.93%	0.98%	0.99%	1.00%
After expense reimbursements	0.93	%(b)	0.93%	0.93%	0.98%	0.99%	0.95%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.85	%(b)	0.55%	0.59%	0.96%	1.02%	1.03%
After expense reimbursements	0.85	%(b)	0.55%	0.59%	0.96%	1.02%	1.08%
Portfolio turnover	0%		3%	9%	8%	3%	3%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

S&P MidCap Index Fund Investor Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018
Net asset value, beginning of year	$24.55		$30.45	$23.07	$23.85	$28.77	$25.75
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.13		0.24	0.29	0.22	0.23	0.25
Net gain/(loss) on securities (both realized and unrealized)	(0.18)		(3.26)	9.30	0.80	(2.23)	4.61
Total from investment operations	(0.05)		(3.02)	9.59	1.02	(2.00)	4.86
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.37)	(0.22)	(0.24)	(0.24)	(0.22)
Distributions from capital gains	—		(2.51)	(1.99)	(1.56)	(2.68)	(1.62)
Total distributions	—		(2.88)	(2.21)	(1.80)	(2.92)	(1.84)
Net asset value, end of year or period	$24.50		$24.55	$30.45	$23.07	$23.85	$28.77

Total return	7.17%		(10.66)%	44.10%	4.18%	(6.85)%	19.48%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$112,323		$108,466	$132,128	$98,496	$107,054	$124,728
Ratio of expenses to average net assets:
Before expense reimbursements	0.61	%(b)	0.62%	0.62%	0.66%	0.67%	0.66%
After expense reimbursements	0.61	%(b)	0.62%	0.62%	0.66%	0.67%	0.63%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.14	%(b)	1.00%	0.99%	0.97%	0.95%	0.89%
After expense reimbursements	1.14	%(b)	1.00%	0.99%	0.97%	0.95%	0.92%
Portfolio turnover	5%		12%	19%	13%	13%	12%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P MidCap Index Fund K Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018
Net asset value, beginning of year	$23.57		$29.32	$22.29	$23.47	$28.37	$25.44
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.07		0.10	0.14	0.11	0.11	0.11
Net gain/(loss) on securities (both realized and unrealized)	(0.20)		(3.12)	8.97	0.50	(2.19)	4.55
Total from investment operations	(0.13)		(3.02)	9.11	0.61	(2.08)	4.66
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.22)	(0.09)	(0.23)	(0.14)	(0.11)
Distributions from capital gains	—		(2.51)	(1.99)	(1.56)	(2.68)	(1.62)
Total distributions	—		(2.73)	(2.08)	(1.79)	(2.82)	(1.73)
Net asset value, end of year or period	$23.44		$23.57	$29.32	$22.29	$23.47	$28.37

Total return	7.03%		(11.05)%	43.33%	2.37%	(7.27)%	18.86%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$767		$761	$1,338	$1,059	$3,077	$6,179
Ratio of expenses to average net assets:
Before expense reimbursements	1.12	%(b)	1.12%	1.12%	1.16%	1.17%	1.16%
After expense reimbursements	1.12	%(b)	1.12%	1.12%	1.16%	1.17%	1.13%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.63	%(b)	0.37%	0.48%	0.49%	0.45%	0.39%
After expense reimbursements	0.63	%(b)	0.37%	0.48%	0.49%	0.45%	0.42%
Portfolio turnover	5%		12%	19%	13%	13%	12%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

S&P SmallCap Index Fund Investor Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018
Net asset value, beginning of year	$22.18		$27.78	$19.03	$20.52	$26.43	$22.33
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.12		0.19	0.15	0.12	0.15	0.13
Net gain/(loss) on securities (both realized and unrealized)	(0.77)		(3.29)	9.61	(0.05)	(4.27)	6.38
Total from investment operations	(0.65)		(3.10)	9.76	0.07	(4.12)	6.51
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.25)	(0.12)	(0.15)	(0.15)	(0.12)
Distributions from capital gains	—		(2.25)	(0.89)	(1.41)	(1.64)	(2.29)
Total distributions	—		(2.50)	(1.01)	(1.56)	(1.79)	(2.41)
Net asset value, end of year or period	$21.53		$22.18	$27.78	$19.03	$20.52	$26.43

Total return	8.03%		(12.15)%	52.93%	(0.18)%	(15.82)%	30.95%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$53,863		$54,011	$64,461	$46,948	$61,412	$78,902
Ratio of expenses to average net assets:
Before expense reimbursements	0.77	%(b)	0.80%	0.81%	0.83%	0.81%	0.80%
After expense reimbursements	0.77	%(b)	0.80%	0.81%	0.83%	0.81%	0.77%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.10	%(b)	0.76%	0.59%	0.60%	0.70%	0.53%
After expense reimbursements	1.10	%(b)	0.76%	0.59%	0.60%	0.70%	0.56%
Portfolio turnover	5%		14%	14%	20%	14%	18%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P SmallCap Index Fund K Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018
Net asset value, beginning of year	$21.37		$26.85	$18.43	$19.96	$25.77	$21.85
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.06		0.06	0.03	0.02	0.05	0.01
Net gain/(loss) on securities (both realized and unrealized)	(0.74)		(3.17)	9.30	(0.05)	(4.16)	6.23
Total from investment operations	(0.68)		(3.11)	9.33	(0.03)	(4.11)	6.24
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.12)	(0.02)	(0.09)	(0.06)	(0.03)
Distributions from capital gains	—		(2.25)	(0.89)	(1.41)	(1.64)	(2.29)
Total distributions	—		(2.37)	(0.91)	(1.50)	(1.70)	(2.32)
Net asset value, end of year or period	$20.69		$21.37	$26.85	$18.43	$19.96	$25.77

Total return	7.99%		(12.60)%	52.18%	(0.74)%	(16.22)%	30.26%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,976		$1,854	$3,569	$2,306	$4,908	$9,851
Ratio of expenses to average net assets:
Before expense reimbursements	1.28	%(b)	1.31%	1.31%	1.33%	1.31%	1.31%
After expense reimbursements	1.28	%(b)	1.31%	1.31%	1.33%	1.31%	1.27%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.61	%(b)	0.27%	0.10%	0.12%	0.21%	0.03%
After expense reimbursements	0.61	%(b)	0.27%	0.10%	0.12%	0.21%	0.06%
Portfolio turnover	5%		14%	14%	20%	14%	18%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

Shelton Equity Income Fund Investor Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018
Net asset value, beginning of year	$15.72		$19.31	$18.68	$20.05	$24.53	$25.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.11		0.16	0.18	0.25	0.36	0.37
Net gain/(loss) on securities (both realized and unrealized)	(0.48)		(1.71)	4.62	1.22	(0.51)	2.33
Total from investment operations	(0.37)		(1.55)	4.80	1.47	(0.15)	2.70
LESS DISTRIBUTIONS
Dividends from net investment income	—		(1.61)	(1.64)	(1.50)	(0.68)	(0.38)
Distributions from capital gains	—		(0.43)	(2.53)	(1.34)	(3.65)	(2.79)
Total distributions	—		(2.04)	(4.17)	(2.84)	(4.33)	(3.17)
Net asset value, end of year or period	$15.35		$15.72	$19.31	$18.68	$20.05	$24.53

Total return	1.72%		(8.72)%	30.38%	7.99%	0.41%	11.32%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$389,941		$360,196	$226,412	$150,038	$148,997	$176,019
Ratio of expenses to average net assets	0.71	%(b)	0.72%	0.74%	0.84%	0.82%	0.78%
Ratio of net investment income/(loss) to average net assets	1.46	%(b)	0.91%	0.99%	1.33%	1.77%	1.52%
Portfolio turnover	38%		49%	108%	113%	21%	35%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Shelton Equity Income Fund K Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018
Net asset value, beginning of year	$15.01		$18.69	$18.21	$19.74	$24.22	$24.75
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.07		0.05	0.09	0.16	0.26	0.25
Net gain/(loss) on securities (both realized and unrealized)	(0.44)		(1.62)	4.48	1.19	(0.50)	2.29
Total from investment operations	(0.37)		(1.57)	4.57	1.35	(0.24)	2.54
LESS DISTRIBUTIONS
Dividends from net investment income	—		(1.68)	(1.56)	(1.54)	(0.59)	(0.28)
Distributions from capital gains	—		(0.43)	(2.53)	(1.34)	(3.65)	(2.79)
Total distributions	—		(2.11)	(4.09)	(2.88)	(4.24)	(3.07)
Net asset value, end of year or period	$14.64		$15.01	$18.69	$18.21	$19.74	$24.22

Total return	1.60%		(9.17)%	29.73%	7.40%	(0.08)%	10.75%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$678		$654	$1,391	$1,382	$2,601	$5,370
Ratio of expenses to average net assets	1.22	%(b)	1.23%	1.24%	1.34%	1.32%	1.28%
Ratio of net investment income/(loss) to average net assets	0.95	%(b)	0.30%	0.49%	0.85%	1.27%	1.02%
Portfolio turnover	38%		49%	108%	113%	21%	35%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

Nasdaq-100 Index Fund Investor Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018
Net asset value, beginning of year	$27.28		$35.45		$27.78		$18.78		$18.85		$15.24
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.06		0.09		0.07		0.10		0.11		0.10
Net gain/(loss) on securities (both realized and unrealized)	(1.33)		(7.31)		7.98		10.32		0.18		3.78
Total from investment operations	(1.27)		(7.22)		8.05		10.42		0.29		3.88
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.07)		(0.11)		(0.10)		(0.12)		(0.10)
Distributions from capital gains	—		(0.88)		(0.27)		(1.32)		(0.24)		(0.17)
Total distributions	—		(0.95)		(0.38)		(1.42)		(0.36)		(0.27)
Net asset value, end of year or period	$26.01		$27.28		$35.45		$27.78		$18.78		$18.85

Total return	10.17%		(20.95)%		29.31%		58.98%		1.72%		25.73%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$931,491		$971,812		$1,188,238		$889,163		$607,521		$630,845
Ratio of expenses to average net assets:
Before expense reimbursements	0.51	%(c)	0.63%		0.63%		0.70%		0.74%		0.74%
After expense reimbursements	0.51	%(b),(c)	0.50	%(b)	0.50	%(b)	0.50	%(b)	0.50	%(b)	0.51%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.51	%(c)	0.16%		0.11%		0.27%		0.40%		0.36%
After expense reimbursements	0.51	%(c)	0.29%		0.24%		0.47%		0.64%		0.59%
Portfolio turnover	7%		6%		7%		12%		18%		2%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Nasdaq-100 Index Fund K Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018
Net asset value, beginning of year	$26.23		$34.21		$26.88		$18.23		$18.31		$14.83
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01		(0.07)		(0.07)		(0.01)		0.02		0.01
Net gain/(loss) on securities (both realized and unrealized)	(1.25)		(7.03)		7.70		10.01		0.18		3.67
Total from investment operations	(1.24)		(7.10)		7.63		10.00		0.20		3.68
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		(0.03)		(0.03)		(0.04)		(0.03)
Distributions from capital gains	—		(0.88)		(0.27)		(1.32)		(0.24)		(0.17)
Total distributions	—		(0.88)		(0.30)		(1.35)		(0.28)		(0.20)
Net asset value, end of year or period	$24.99		$26.23		$34.21		$26.88		$18.23		$18.31

Total return	10.09%		(21.36)%		28.66%		58.17%		1.24%		25.03%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$26,041		$27,273		$38,457		$31,064		$24,755		$28,573
Ratio of expenses to average net assets:
Before expense reimbursements	0.93	%(b)	1.02%		1.13%		1.20%		1.24%		1.24%
After expense reimbursements	0.93	%(b),(c)	1.00	%(c)	1.00	%(c)	1.00	%(c)	1.00	%(c)	1.01%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.08	%(c)	(0.24)%		(0.38)%		(0.23)%		(0.10)%		(0.15)%
After expense reimbursements	0.08	%(c)	(0.22)%		(0.25)%		(0.03)%		0.14%		0.08%
Portfolio turnover	7%		6%		7%		12%		18%		2%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

(c)See Note 2 for reference to expenses excluded.

Nasdaq-100 Index Fund Institutional Shares	Six Months Ended February 28, 2023 (Unaudited)		Period Ended August 31, 2022(a)
Net asset value, beginning of year	$27.28		$29.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.10		0.07
Net gain/(loss) on securities (both realized and unrealized)	(1.37)		(2.38)
Total from investment operations	(1.27)		(2.31)
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.02)
Distributions from capital gains	—		—
Total distributions	—		(0.02)
Net asset value, end of year or period	$26.01		$27.28

Total return(c)	10.17%		(7.80)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,448		$0
Ratio of expenses to average net assets:
Before expense reimbursements(d)	0.45%		0.39%
After expense reimbursements(d)	0.26	%(b),(c),(e)	0.39%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements(d)	0.57%		0.49%
After expense reimbursements(d)	0.75%		0.49%
Portfolio turnover	7%		6%

(a)Class commenced operations on March 7, 2022.

(b)Calculated based upon average shares outstanding.

(c)Not Annualized.

(d)Annualized.

(e)See Note 2 for reference to expenses excleded.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Shelton Sustainable Equity Fund Investor Shares	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018
Net asset value, beginning of year	$34.99		$49.07	$29.65	$18.44	$17.20	$17.32
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.05		0.37	(0.08)	(0.01)	0.03	0.05
Net gain/(loss) on securities (both realized and unrealized)	(2.84)		(12.49)	19.95	11.24	1.47	0.34
Total from investment operations	(2.79)		(12.12)	19.87	11.23	1.50	0.39
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.36)	—	(0.02)	(0.02)	(0.05)
Distributions from capital gains	—		(1.60)	(0.45)	—	(0.24)	(0.46)
Total distributions	—		(1.96)	(0.45)	(0.02)	(0.26)	(0.51)
Net asset value, end of year or period	$32.20		$34.99	$49.07	$29.65	$18.44	$17.20

Total return	4.31%		(25.52)%	67.36%	60.93%	8.91%	2.19%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$196,607		$279,669	$343,542	$91,607	$56,567	$49,366
Ratio of expenses to average net assets:
Before expense reimbursements	1.24	%(b)	1.16%	1.16%	1.28%	1.34%	1.30%
After expense reimbursements	1.24	%(b)	1.16%	1.16%	1.28%	1.34%	1.30%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.34	%(b)	0.94%	(0.35)%	(0.05)%	0.15%	0.30%
After expense reimbursements	0.34	%(b)	0.94%	(0.35)%	(0.05)%	0.15%	0.30%
Portfolio turnover	67%		5%	12%	27%	12%	13%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

Shelton Sustainable Equity Fund Institutional Shares(a)	Six Months Ended February 28, 2023 (Unaudited)
Net asset value, beginning of year	$29.64
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.13
Net gain/(loss) on securities (both realized and unrealized)	2.49
Total from investment operations	2.62
LESS DISTRIBUTIONS
Dividends from net investment income	—
Distributions from capital gains	—
Total distributions	—
Net asset value, end of year or period	$32.26

Total return	4.37%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$5,712
Ratio of expenses to average net assets:
Before expense reimbursements	0.79%	(c)
After expense reimbursements	0.79%	(c)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.79%	(c)
After expense reimbursements	0.79%	(c)
Portfolio turnover	67%

(a)Class commenced operations on October 10, 2022.

(b)Calculated based upon average shares outstanding.

(c)Annualized.

Shelton FundsNotes to Financial Statements (Unaudited)February 28, 2023

Note 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Green California Tax-Free Income Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund, and Shelton Sustainable Equity Fund (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: Green California Tax-Free Income Fund seeks high current tax-free income for California residents. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives. The United States Treasury Trust seeks high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share. S&P 500 Index Fund’s objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index. S&P MidCap Index Fund attempts to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index. S&P SmallCap Index Fund attempts to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index. The Shelton Equity Income Fund’s objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. The Shelton Equity Income Fund changed its name from the Shelton Core Value Fund effective May 19, 2021. Shelton Sustainable Equity Fund seeks to achieve long-term capital appreciation by investing in stocks in the Green Economy, as defined in the Fund’s Prospectus. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index®.

The U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, and Nasdaq-100 Index Fund each offer Investor Shares and Class K Shares. The Shelton Sustainable Equity offers Investor Shares. Effective as of December 27, 2019, the United States Treasury Trust ceased offering Class K shares of the Fund. Effective March 7, 2022, Nasdaq-100 Index Fund also offers Institutional Shares. Shares of each Fund represent equal proportionate interest in the assets of that Fund only, and have identical voting, dividend, redemption, liquidation and other rights. Income, expenses (other than the expenses attributable to a specific class), and realized and unrealized gains or losses on investments of the Funds are allocated proportionately to each class of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Funds’ valuation designee appointed by the Board of Trustees (the “Board”) and which the valuation designee has determined in good faith reflects the market-based net asset value per share. The Fund receives options pricing data from the Trust’s third party pricing service who use the last traded price to quote options positions.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the valuation designee. The Board has delegated to the valuation designee’s pricing committee the responsibility for determining the fair value.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash or U.S. treasury bills, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Shelton Sustainable Equity Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Options – The Shelton Equity Income Fund may write call options. When an option is written, the Fund receives a premium and becomes obligated to sell the underlying security at a fixed price, upon exercise of the option. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as the Options Clearing Corporation). The difference between the premium received or paid, and the market value of the option, is recorded as unrealized appreciation or depreciation. When an option is exercised, the proceeds of the security sold are adjusted by the amount of premium received. Upon the expiration of the option, a gain or loss is reported in the Statement of Operations. The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or give up the opportunity for profit.

(d) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(e) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the Green California Tax-Free Income Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Shelton Sustainable Equity Fund and Nasdaq-100 Index Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The U.S. Treasury Trust intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00. Discounted and premiums on securities purchased are amortized or accreted using the effective interest method.

(f) Concentration – The Green California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

Shelton FundsNotes to Financial Statements (Unaudited)February 28, 2023

The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, and Nasdaq-100 Index Fund seek to replicate the performance of their respective index. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause each Fund to underperform the overall stock market.

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and money market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(i) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2019-2021), or expected to be taken in the Fund’s 2022 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j) The Funds adopted ASU No. 2017-08 – Premium on amortization on purchased callable debt securities which shortens the premium allocation for non-contingently callable debt securities. Management has assessed these changes and concluded these changes did not have a material impact on the Funds’ financial statements.

(k) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities on February 28, 2023 using a fair value hierarchy:

Green California Tax-Free Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$—	$45,661,954	$—	$45,661,954
Total	$—	$45,661,954	$—	$45,661,954

U.S. Government Securities Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$—	$14,957,748	$—	$14,957,748
Total	$—	$14,957,748	$—	$14,957,748

The United States Treasury Trust Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$—	$23,147,844	$—	$23,147,844
Total	$—	$23,147,844	$1,117,000	$23,147,844

S&P 500 Index Fund(d)	Level 1(a),(b)		Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$206,692,254		$894,490	$—	$207,586,744
Investments Purchased With Proceeds From Securities Lending	—	(e)	—	—	10,521,639
Total	$15,568,086		$60,967,065	$—	$218,108,383

S&P 500 Index Fund - Liabilities	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities- Futures Contracts	$34,788	$—	$—	$34,788
Total	$34,788	$—	$—	$34,788

S&P MidCap Index Fund(d)	Level 1(a),(b)		Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$111,512,651		$1,490,817	$—	$113,003,468
Investments Purchased With Proceeds From Securities Lending	—	(e)	—	—	426,583
Total	$111,512,651		$1,490,817	$—	$113,430,051

S&P MidCap Index Fund - Liabilities	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities - Futures Contracts	$33,400	$—	$—	$33,400
Total	$33,400	$—	$—	$33,400

Shelton FundsNotes to Financial Statements (Unaudited)February 28, 2023

S&P SmallCap Index Fund(d)	Level 1(a),(b)		Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$55,135,137		$695,714	$7,119	$55,837,970
Investments Purchased With Proceeds From Securities Lending	—	(e)	—	—	575,926
Total	$55,135,137		$695,714	$7,119	$56,060,913

S&P SmallCap Index Fund - Liabilities	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities - Future Contracts	$15,225	$—	$—	$15,225
Total	$15,225	$—	$—	$15,225

Shelton Equity Income Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$352,055,221	$38,065,519	$—	$390,120,740
Total	$15,568,086	$60,967,065	$—	$77,111,077

Shelton Equity Income Fund - Liabilities	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities - Written Options	$677,304	$—	$—	$677,304
Total	$677,304	$	$—	$677,304

Nasdaq-100 Index Fund(d)	Level 1(a),(b)		Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$15,568,086		$60,967,065	$—	$76,535,151
Investments Purchased With Proceeds From Securities Lending	—	(e)	—	—	31,589,232
Total	$15,568,086		$60,967,065	$—	$77,111,077

Nasdaq-100 Index Fund - Liabilities	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities - Futures Contracts	$275,819	$—	$—	$275,819
Total	$275,819	$—	$—	$275,819

Shelton Sustainable Equity Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$197,427,566	$—	$—	$197,427,566
Total	$197,427,566	$—	$—	$197,427,566

(a)It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of period end for all Funds except Shelton S&P SmallCap Index Fund. See following table for Level 3 reconciliation for Shelton S&P SmallCap Index Fund.

(b)All publicly traded common stocks and purchased options held by the Funds are classified as level 1 securities, except as otherwise noted on the Portfolios of Investments for Tactical Credit Fund. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

(c)All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

(d)As disclosed on each respective Fund’s Portfolio of Investments, certain Funds received collateral for securities on loan. The collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC and valued at NAV as a practical expedient. Therefore, these holdings are excluded from the hierarchy tables above.

(e)Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities

Level 3 Securities – S&P SmallCap Index Fund
Rights - Lantheus Holdings Inc

Beginning Balance	$6,552
Net Purchases	—
Net Sales	—
Total Realized Gain/(Loss)	—
Change in Unrealized Appreciation (Depreciation)	567
Accrued Interest	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance	$7,119

Disclosures surrounding Level 3 inputs have been omitted given that the overall fair value is immaterial to the financial statements.

Per Lantheus Holdings most recent 10-Q, at the time of fair valuation, the company fair valued a contingent liability of $99,700,000 for this contingent valued right. The CVR was valued at $1.15 per share based on the 86,630,633 CVRs issued in the Progenics acquisition, as noted in the 10-Q.

(k) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund and Shelton Sustainable Equity Fund can use futures contracts and strategies for achieving the investment objectives.

Shelton FundsNotes to Financial Statements (Unaudited)February 28, 2023

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted.

Under normal circumstances each Fund may follow a number of investment policies to achieve its objective. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At February 28, 2023, the number of open future contracts in the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund were 5, 5, 7, and 51, respectively. The Shelton Equity Income Fund and Shelton Sustainable Equity Fund held no futures contracts at February 28, 2023. Only current day’s variation margin is reported as an asset or liability within the statements of assets and liabilities. Shelton Capital Management utilizes Wells Fargo Securities as the counterparty for futures transactions.

The effect of derivative instruments on the Statements of Assets & Liabilities as of February 28, 2023:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Payable	Variation Margin Receivable
S&P 500 Index Fund - Equity contracts	$3,125	$—
S&P MidCap Index Fund - Equity contracts	2,500	—
S&P SmallCap Index Fund - Equity contracts	70	—
Nasdaq-100 Index Fund - Equity contracts	11,220	—

The effect of derivative instruments on the Statements of Operations for the year ended February 28, 2023:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain/(Loss) on Futures	Changes in Unrealized Appreciation/ (Depreciation) on Futures
S&P 500 Index Fund - Equity contracts	$14,414	$8,325
S&P MidCap Index Fund - Equity contracts	76,155	(7,910)
S&P SmallCap Index Fund - Equity contracts	23,227	4,750
Nasdaq-100 Index Fund - Equity contracts	(104,883)	587,540

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Funds as of February 28, 2023.

Liabilities:	Gross Amounts of Recognized Liabilities - Futures	Gross Amounts Offset in the Statements of Assets & Liabilities - Futures	Net Amounts Presented in the Statements of Assets & Liabilities - Futures	Gross Amounts on Futures Not Offset in the Statement of Assets & Liabilities			Net Amount
Description				Financial Instruments	Collateral Pledged/ Received
S&P 500 Index Fund	$3,125	$—	$3,125	$—	$(3,125	)(a)	$—
S&P MidCap Index Fund	2,500	—	2,500	—	(2,500	)(a)	—
S&P SmallCap Index Fund	70	—	70		(70	)(a)	—
Nasdaq-100 Index Fund	11,220	—	11,220	—	(11,220	)(a)	—
Total	$16,915	$—	$16,915	$—	$(16,915)		$—

(a)The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

The previously disclosed derivative instruments outstanding as of February 28, 2023, and their effect on the Statement of Operations for the period ending February 28, 2023, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the period:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
S&P 500 Index Fund - Equity contracts	$989,079
S&P MidCap Index Fund - Equity contracts	831,103
S&P SmallCap Index Fund - Equity contracts	335,008
Nasdaq-100 Index Fund - Equity contracts	5,217,997

Shelton FundsNotes to Financial Statements (Unaudited)February 28, 2023

Note 2 – INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”) provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets
Green California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
U.S. Treasury Trust	0.50%	0.45%	0.40%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Equity Income Fund	0.50%	0.50%	0.45%	0.40%
Nasdaq-100 Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Sustainable Equity Fund	0.75%	0.75%	0.75%	0.75%

The Advisor has contractually agreed to reimburse expenses incurred by certain Funds to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, interest, dividend, and broker expenses relating to investment strategies, taxes, extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed Contractual Expense Limitation noted in the table below. This additional contractual reimbursement is effective until January 1, 2024, unless renewed and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval.

	Contractual Expense Limitation
Fund	Investor Shares	K Shares	Institutional Shares	Expiration
U.S. Government Securities Fund	0.75%	1.25%	N/A	1/1/24
Nasdaq-100 Index Fund	0.49%	0.99%	0.25%	1/1/24

At August 31, 2022, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $4,601,797. The Advisor may recapture a portion of the above amount no later than the dates as stated below. As of January 2, 2018, the S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund were no longer subject to contractual expense limitations.

Fund	Expires 8/31/23	Expires 8/31/24	Expires 8/31/25	Total
U.S. Government Securities Fund	$40,952	$54,782	$58,785	$154,519
The United States Treasury Trust Fund	126,233	89,114	94,360	309,707
Nasdaq-100 Index Fund	1,405,450	1,308,192	1,423,929	4,137,571
Total	$1,572,635	$1,452,088	$1,577,074	$4,601,797

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees’ review and approval prior to the time the reimbursement is initiated. In addition to the unreimbursed amount expiring 8/31/2025, The United States Treasury Trust Fund had an additional voluntary waiver amount of $104,142 not subject to recoupment.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. This administration fee is adjusted annually for inflation using the Consumer Price Index (rounded to the nearest $10 million) with a base year of 2004. Administration fees are disclosed on the Statements of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Stephen Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Advisor. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton Capital is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay RFS Partners, an affiliate of the Advisor, the Funds’ distributor (the “Distributor”) a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund and the Investor Shares of the Nasdaq-100 Fund of the Shelton Funds pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of the applicable share class. Such amounts are compensation for providing certain services to clients owning such shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

Shelton FundsNotes to Financial Statements (Unaudited)February 28, 2023

For the period ended February 28, 2023, the following were paid by the Class K Shares (and Investor Shares for the Nasdaq-100 Fund) of each Fund:

Fund	Class K 12b-1 Fees	Class K Shareholder Service Fees	Class Investor Shareholder Service Fees
U.S. Government Securities Fund	$982	$982	$—
S&P 500 Index Fund	2,647	2,647	—
S&P MidCap Index Fund	912	912	—
S&P SmallCap Index Fund	2,321	2,321	—
Shelton Equity Income Fund	825	825	—
Nasdaq-100 Index Fund	31,419	31,419	1,118,603

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the year are included in the Statements of Operations.

Note 3 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended February 28, 2023 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
Green California Tax-Free Income Fund	$531,575	$1,103,183	$531,575	$1,103,183
U.S. Government Securities Fund	1,688,141	1,813,915	—	—
S&P 500 Index Fund	711,079	4,760,266	711,079	4,760,266
S&P MidCap Index Fund	5,426,769	10,189,722	5,426,769	10,189,722
S&P SmallCap Index Fund	2,515,682	5,742,451	2,515,682	5,742,451
Equity Income Fund	152,014,152	126,599,443	152,014,152	126,599,443
Nasdaq-100 Index Fund	65,479,420	84,877,837	65,479,420	84,877,837
Shelton Sustainable Equity Fund	137,057,145	185,353,412	137,057,145	185,353,412

Note 4 – OPTIONS WRITTEN

Written Options Contracts – Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

At February 28, 2023, the Shelton Equity Income Fund had written option contracts outstanding:

Derivatives not Accounted for as Hedging Instruments	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (written option contracts)	Written options, at value	$(677,304)

The effect of derivative instruments on the Funds’ Statement of Operations for the period ended February 28, 2023, was as follows:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Gain/(Loss) on Derivatives
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) of written option contracts	$6,935,120	$1,224,342

Volume of derivative instruments held by the Funds during the period ended February 28, 2023, was as follows:

Derivative Type	Unit of Measurement	Average
Written Option Contracts	Contracts	$(1,800,830)

Shelton FundsNotes to Financial Statements (Unaudited)February 28, 2023

Note 5 – TAX CHARACTER

Tax Basis of Distributable Earnings: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments on August 31, 2022 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Green California Tax-Free Income Fund	$46,664,776	$827,162	$(1,227,249)	$(400,087)
U.S. Government Securities Fund	16,348,643	11,823	(808,333)	(796,510)
The United States Treasury Trust Fund	30,815,683	—	—	—
S&P 500 Index Fund	82,625,634	142,322,298	(3,947,973)	138,374,325
S&P MidCap Index Fund	79,842,514	38,028,482	(8,125,754)	29,902,728
S&P SmallCap Index Fund	43,685,794	19,230,830	(6,485,896)	12,744,934
Shelton Equity Income Fund	383,666,696	21,933,128	(43,811,243)	(21,878,115)
Nasdaq-100 Index Fund	526,188,950	537,083,160	(33,907,055)	503,176,105
Shelton Sustainable Equity Fund	244,096,070	65,177,918	(41,817,079)	23,360,839

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2022, the amounts reclassified were due to Return of Capital (“ROC”) distributions paid and rounding differences, were reported as follows:

	Increase/ (Decrease) Distributable Earnings	Increase/ (Decrease) Paid-In Capital
Green California Tax-Free Income Fund	$2,795	$(2,795)
U.S. Government Securities Fund	—	—
The United States Treasury Trust	—	—
S&P 500 Index Fund	1	(1)
S&P MidCap Index Fund	1	(1)
S&P SmallCap Index Fund	2	(2)
Equity Income Fund	—	—
Nasdaq-100 Index Fund	—	—
Shelton Sustainable Equity Fund	(10)	10

Tax Basis of Distributable Earnings: The tax character of distributable earnings at August 31, 2022 was as follows:

	Distributions Payable	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings
Green California Tax-Free Income Fund	$(95,703)	$—	$—	$—	$(400,087)	$(5,431)	$(501,221)
U.S. Government Securities Fund	(19,673)	—	3,411	—	(796,510)	(96,418)	(909,190)
The United States Treasury Trust	—	—	61	—	—	(1,658)	(1,597)
S&P 500 Index Fund	—	—	49,555	7,044,373	138,374,325	—	145,468,253
S&P MidCap Index Fund	—	—	—	7,800,374	29,902,728	—	37,703,102
S&P SmallCap Index Fund	—	—	—	4,522,248	12,744,934	—	17,267,182
Equity Income Fund	—	—	1,810,990	5,144,595	(21,878,116)	(1,682,677)	(16,605,208)
Nasdaq-100 Index Fund	—	—	1,479,917	19,083,476	503,176,105	—	523,739,498
Shelton Sustainable Equity Fund	—	—	—	—	23,360,839	(16,984,019)	6,376,820

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on future contracts for tax purposes, wash sales, straddle deferrals, and certain other investments. The other accumulated gains/losses are mainly attributable to capital loss carry forwards, straddle loss deferrals, and post-October year loss deferrals.

During the current year, the Sustainable Equity Fund deferred $7,781,520 of short-term and $9,202,499 of long-term post-October capital losses, which will be recognized on the first day of the following fiscal year.

Capital Losses: Capital loss carry forwards, as of August 31, 2022, available to offset future capital gains, if any, are as follows:

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	United States Treasury Trust Fund
Long Term with No Expiration	$(4,714	$(45,818	$—
Short Term with No Expiration	(717)	(50,600)	(1,658)
Total	$(5,431)	$(96,418)	$(1,658)
Capital Loss Carry Forwards Utilized During the Fiscal Year Ending August 31, 2022.	$159,070	—	22

Shelton FundsNotes to Financial Statements (Unaudited)February 28, 2023

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during the years ended August 31, 2022 and 2021 were as follows:

Fund	Year	Ordinary Income	Nontaxable Distribution	Long-Term Capital Gains(a)	Exempt- Interest Dividends	Total Distributions
Green California Tax-Free Income Fund	2022	$—	$2,795	$—	$1,013,793	$1,016,588
	2021	—	—	—	1,113,278	1,113,278
U.S. Government Securities Fund	2022	218,691	—	—	—	218,691
	2021	221,988	—	—	—	221,988
The United States Treasury Trust	2022	67,022	—	—	—	67,022
	2021	—	—	—	—	—
S&P 500 Index Fund	2022	2,985,889	—	10,734,967	—	13,720,856
	2021	3,842,509	—	12,667,378	—	16,509,887
S&P MidCap Index Fund	2022	3,779,609	—	8,613,582	—	12,393,191
	2021	1,575,207	—	7,730,800	—	9,306,007
S&P SmallCap Index Fund	2022	1,180,650	—	4,979,797	—	6,160,447
	2021	728,736	—	1,770,410	—	2,499,146
Shelton Equity Income Fund	2022	25,339,784	—	5,581,038	—	30,920,822
	2021	17,038,360	—	20,962,099	—	38,000,459
Nasdaq-100 Index Fund	2022	5,025,546	—	28,568,331	—	33,593,877
	2021	8,707,486	—	3,588,234	—	12,295,720
Sustainable Equity Fund	2022	4,073,523	—	11,092,775	—	15,166,298
	2021	—	—	1,627,679	—	1,627,679

(a)The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the Year ended August 31, 2022.

Note 6 – SECURITIES LENDING

The Funds have entered into an agreement with U.S. Bank, N.A. (the “Lending Agent”), dated January 19, 2020 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the Mount Vernon Liquid Assets Portfolio, LLC, (“Mount Vernon”). Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00.The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement.

Amounts earned from security lending is included in each Fund’s Statement of Operations as a securities lending credit.

As of February 28, 2023, the value of the securities on loan and payable for collateral were as follows:

Fund	Value of Securities on Loan	Fund Collateral Received*
S&P 500 Index Fund	$10,252,747	$10,521,639
S&P MidCap Index Fund	415,178	426,583
S&P SmallCap Index Fund	216,302	222,943
Nasdaq-100 Index Fund	31,039,219	31,589,232

*The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, with an overnight and continuous maturity as shown on the Portfolios of Investments.

Note 7 – SUBSEQUENT EVENTS

In preparing the financial statements as of February 28, 2023, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements and has determined that there were no subsequent events requiring recognition or disclosure.

Additional Information

Fund Holdings

The Fund holdings shown in this report are as of February 28, 2023. Holdings are subject to change at any time, so holdings shown in the report may not reflect current Fund holdings. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The information filed in the Form N-PORT also may be obtained by calling (800) 955-9988.

Proxy Voting Policy

The Fund’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds uses to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2022 is available upon request, at no charge, at the phone number above, or on the SEC’s website at www.sec.gov.

About this Report

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Fund’s website at www.sheltoncap.com. Please read the prospectus carefully before you invest, as it explains the risks, fees and expenses of investing in the Fund.

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C Rogers	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Chairman of the Board, Trustee, President	Since August 1999, Since August 1999, Since August 1999
Kevin T. Kogler	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Trustee	Since May 2006
Marco L. Quazzo	1875 Lawrence Street, Suite 300 Denver, CO 80202	1962	Trustee	Since August 2014
Stephen H. Sutro	1875 Lawrence Street, Suite 300 Denver, CO 80202	1969	Trustee	Since May 2006
William P. Mock	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Treasurer	Since February 2010
Gregory T. Pusch	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Chief Compliance Officer, Secretary	Since March 2017

Each Trustee oversees the Trust’s nine Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present.
Gregory T. Pusch	General Counsel and Chief Compliance Officer, Shelton Capital Management, 2017 to present.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

Liquidity Risk Management Disclosure (Unaudited)

The Shelton Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”), as consistent with Rule 22e-4 to govern the Trust’s approach to managing liquidity risk for each series of the Trust (each, a “Fund” and collectively, the “Funds”). The Program is overseen by the Liquidity Committee (the “Committee”), which is comprised of investment, operations and legal and compliance professionals from Shelton Capital Management. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification and re-classification of the Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on November 10, 2022, the Committee provided a report (the “Report”) to the Board addressing the operation, adequacy, and effectiveness of the Program, including any material changes to the Program for the period October 1, 2021 through September 30, 2022 (“Reporting Period”). The Report concluded that the Trust’s Program was reasonably designed to assess and manage each Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the Program during the Reporting Period. The Report further concluded that each Fund’s investment strategy continues to be appropriate given each Fund’s status as an open-end fund.

There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in each Fund, including liquidity risks presented by the Trust’s investment portfolios, is found in the Trust’s Prospectus and Statement of Additional Information.

(b) Not Applicable.

ITEM 2. CODE OF ETHICS.

(a) Not applicable.

(b) Not applicable.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended (“SOX”), are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(3) Not applicable

(a)(4) Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act, Section 906 of SOX, Rule 13a-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: May 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: May 8, 2023

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: May 8, 2023